AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON [ ]
1933 Act Registration File No.: [ ]
1940 Act File No.: [ ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.___	[ ]
Post-Effective Amendment No. ___	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.___	[ ]

Corgi ETF Trust II

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500
San Francisco, CA 94104
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.
8 The Green, STE B
Dover, DE 19901
(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
Data Center Power & Cooling ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

Data Center Power & Cooling ETF - FUND SUMMARY

Investment Objective
The Data Center Power & Cooling ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of companies significantly involved in the development, production, and enabling of U.S. data center power and cooling infrastructure. This includes firms providing electrical, mechanical, and thermal solutions that enable the rapid buildout of data centers supporting high-density computing workloads such as artificial intelligence ("AI") and cloud services.

The Fund invests primarily in the common stock of U.S.-listed companies that are significantly involved in the data center power and thermal management ecosystem. The Fund defines "significantly involved" as deriving or expected to derive a substantial portion of revenue and/or growth from products, services, or technologies that enable reliable and efficient data center operation. These categories include:

• Power delivery and backup systems: Companies providing switchgear, transformers, power distribution units (PDUs), uninterruptible power supplies (UPS), battery energy storage systems, and on-site generation supporting mission-critical data center operations.

• Thermal and cooling infrastructure: Manufacturers of chillers, CRAC/CRAH units, liquid cooling systems, containment, and air-handling systems engineered for high-density data center environments.

• Engineering and integration services: Specialized mechanical, electrical, and plumbing (MEP) firms providing design, installation, commissioning, and lifecycle services specific to data center power and cooling systems.

• Component and monitoring technologies: Providers of sensors, controls, automation, and software that enhance power efficiency, thermal management, and uptime performance in modern data centers.

The Fund's investable universe generally consists of common stocks of companies with primary listings on U.S. securities exchanges. The Fund does not expect to invest in American Depositary Receipts ("ADRs") or over-the-counter ("OTC") securities.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser identifies companies with strong exposure to the U.S. data center construction and retrofitting cycle, evaluating their revenue mix, capital intensity, and strategic positioning within the supply chain.

In constructing the portfolio, the Adviser also assesses balance sheet strength, profitability trends, valuation metrics, and liquidity. Emphasis is placed on companies that exhibit durable demand visibility and competitive advantages tied to power infrastructure, thermal systems, or high-efficiency design innovation.

The portfolio typically holds approximately 30 to 50 companies diversified across market capitalization tiers, industry segments, and sub-themes within the data center ecosystem. Individual position sizes generally range from 0.25% to 10% of net assets, depending on the Adviser's conviction, liquidity, and risk assessment.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. Shareholders will receive 60 days' prior written notice before any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Data Center Capex and Hyperscaler Demand Risk. The business of many of the Funds constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Energy, Environmental and Regulatory Risk. Many power and cooling products used in data centers must comply with evolving energy-efficiency, refrigerant, building-code and grid-interconnection standards. Changes to such standards, or project-permitting or siting delays, can increase issuer costs, delay projects or make certain solutions less competitive, which can negatively affect Fund constituents.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Concentration in Data Center Power & Cooling Companies Risk. Because the Fund is concentrated in companies supplying power, electrical, thermal/cooling, and related engineering services to U.S. data centers, and so it will be more volatile than a broad U.S. equity fund.

Control and Dual-Class Share Structures Risk. Some Data Center Power & Cooling issuers may employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Industry and Supply-Chain Risk. Fund companies may depend on a limited number of component suppliers (power electronics, thermal systems, control software). Supply interruptions, trade restrictions or elevated input prices can hurt margins and project timing.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Liquidity Risk. Because the Fund can include smaller or less frequently traded industrial/technology issuers, the Fund may have to buy or sell securities at unfavorable prices.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Sector/Industry Focus Risk. Data Center Power & Cooling issuers may cluster in particular sectors or industries. If the Fund becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to Data Center Power and Cooling Infrastructure and may perform differently from broader global Data Center Power and Cooling benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Fund's investment objective is capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") without shareholder approval.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Data Center Power & Cooling companies and/or in financial instruments that provide economic exposure to Data Center Power & Cooling companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Manager of Managers Structure

The Fund employs [ ] as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective. The risks below could negatively affect the value of your investment in the Fund.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Data Center Power & Cooling Sector Risk. The Fund invests primarily in companies involved in providing the power, backup power, electrical distribution, monitoring and controls, and thermal/cooling equipment, products and services used by data centers. As a result, the Fund is more sensitive to the economic, regulatory, technology and supply-chain risks that affect these businesses than a fund that invests in a broader range of sectors. Demand for data-center power and cooling solutions can be cyclical and depends on the level and timing of capital-expenditure programs by cloud and colocation operators, AI/high-density compute deployments, and related grid or site-readiness projects; postponements or cancellations of such projects can adversely affect issuers in the sector. Companies in this area compete with one another and with lower-cost foreign manufacturers on the basis of performance, efficiency, price, and compliance with evolving energy-efficiency, refrigerant, building-code and environmental standards; failure to meet customer specifications or new technical standards can lead to loss of business. Many issuers rely on specialized components and global supply chains, so shortages, delivery delays, tariffs or other trade actions can increase costs or delay project completion. Because customers may qualify only a limited number of vendors for mission-critical data-center systems, the loss of a key customer or contract can have a material negative impact on an issuer's results. For these reasons, the market prices of data-center power and cooling companies may be more volatile, and may decline more sharply in response to adverse conditions, than the prices of companies in the broader equity market.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

 [ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290 .

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

 Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Data Center Power & Cooling ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm
[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Data Center Power & Cooling ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
Data Center Power & Cooling 2x Daily ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

Data Center Power & Cooling 2x Daily ETF - FUND SUMMARY

Investment Objective
The Data Center Power & Cooling 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Data Center Power & Cooling ETF. The Fund does not aim to achieve 2x of the Underlying ETF for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund.The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Data Center Power & Cooling ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective for any period other than a single trading day.

Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. The degree of difference will depend on factors that include:

• the magnitude of day-to-day movements in the Underlying ETF,

• the volatility and path of the Underlying ETF's returns, and

• how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's returns relative to 2x the Underlying ETF over time, while strong, steady trends in the Underlying ETF may result in returns that are closer to, or occasionally greater than, two times the Underlying ETF's return for the same period.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund seeks to meet its investment objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund's daily leveraged exposure to the Data Center Power & Cooling ETF (the "Underlying ETF"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that, in combination, provide two times (2x) the daily performance of the Underlying ETF. This 80% policy is based on the value of the Fund's direct investments and indirect economic exposures and may be changed upon 60 days' prior written notice to shareholders.

The Fund primarily uses derivatives to obtain its leveraged exposure. These instruments may include:

• Swap agreements, including total return swaps referencing the Underlying ETF or a basket of securities with similar economic characteristics;

• Futures contracts on the Underlying ETF or on indexes or baskets designed to reflect the performance of U.S. data center power and cooling companies; and

• Other financial instruments that provide leveraged long exposure to the Underlying ETF or to equity securities of companies significantly involved in U.S. data center power and cooling infrastructure.

The Fund generally does not expect to hold a portfolio of individual equity securities directly for the purpose of implementing its 2x daily exposure, but may do so from time to time if the Adviser believes it would more efficiently or effectively achieve the Fund's investment objective.

To collateralize its derivatives positions and for liquidity and portfolio management purposes, the Fund may hold cash, cash equivalents, and short-term U.S. Treasury instruments, as well as shares of money market funds and other cash management vehicles. These holdings may at times represent a substantial portion of the Fund's net assets.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Data Center Capex and Hyperscaler Demand Risk. The business of many Fund constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Energy, Environmental and Regulatory Risk. Many power and cooling products used in data centers must comply with evolving energy-efficiency, refrigerant, building-code and grid-interconnection standards. Changes to such standards, or project-permitting or siting delays, can increase issuer costs, delay projects or make certain solutions less competitive, which can negatively affect Fund constituents.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Concentration in Data Center Power & Cooling Companies Risk. Because the Fund is concentrated in companies supplying power, electrical, thermal/cooling, and related engineering services to U.S. data centers, and so it will be more volatile than a broad U.S. equity fund.

Control and Dual-Class Share Structures Risk. Some Data Center Power & Cooling issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Correlation Risk. Although the Fund seeks to provide approximately two times (2x) the daily performance of the Underlying ETF, it may not achieve perfect leveraged correlation. Factors such as fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, liquidity constraints, and limitations on or delays in rebalancing can all cause the Fund's performance to deviate from its 2x daily objective.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Exchange Listing and Trading Risk. Although Shares are expected to be listed on [ ](the "Exchange"), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund's investments and secondary-market trading.

Holding Period and Compounding Risk. The Fund seeks to provide 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. The Fund does not seek to achieve its stated investment objective for any period longer than a single trading day. Over periods longer than one day, the effects of daily compounding, the path of the Underlying ETF's returns, and the volatility of the Underlying ETF will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. During volatile or frequently reversing markets, the Fund's returns may be lower than 2x the Underlying ETF's return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Fund Performance Risk. The fund may underperform other asset classes or other equity funds. The Fund's Data Center Power & Cooling focus may cause it to lag broader or differently constructed benchmarks over certain periods.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.
Industry and Supply-Chain Risk. The Fund's companies may depend on a limited number of component suppliers (power electronics, thermal systems, control software). Supply interruptions, trade restrictions or elevated input prices can hurt margins and project timing.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Liquidity Risk. Because the Fund can include smaller or less frequently traded industrial/technology issuers, the Fund may have to buy or sell securities at unfavorable prices.

Leverage Risk. The Fund uses leverage to target approximately 2x the underlying Fund's daily return. Losses are magnified relative to the Underlying fund. If the Fund declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares of the Fund trade on an exchange at market prices, which may be above (a premium) or below (a discount) the Fund's net asset value ("NAV"). Market prices for the Fund's shares fluctuate in response to changes in the value of the Fund's holdings, supply and demand for the shares, and other market factors. Premiums and discounts may be greater during periods of market volatility, reduced trading activity, or disruptions affecting the Fund's underlying portfolio or the market for its shares.

Sector/Industry Focus Risk. Data Center Power & Cooling issuers may cluster in particular sectors or industries. To the extent the Underlying ETF becomes concentrated in one or more sectors or industries, the Fund's exposure will reflect that concentration. As a result, the Fund may be more sensitive to adverse economic, regulatory, political, or other developments affecting those sectors or industries than a fund that is more diversified across sectors and industries.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to Data Center Power and Cooling Infrastructure and may perform differently from broader global Data Center Power and Cooling benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Data Center Power & Cooling 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Data Center Power & Cooling ETF (the "Underlying ETF"). A "single day" is measured from one net asset value ("NAV") calculation to the next.

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a single trading day. Over holding periods longer than one day, the effects of daily rebalancing and compounding will cause the Fund's returns to differ, sometimes materially, from 2x the Underlying ETF's return for the same period. During volatile or frequently reversing markets, the Fund's returns may be lower than 2x the Underlying ETF's return for the period, and you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is "fundamental" if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Data Center Power & Cooling companies and/or in financial instruments that provide economic exposure to Data Center Power & Cooling companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Manager of Managers Structure

The Fund employs [ ] as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Fund's Daily Objective and Compounding

What the Fund seeks to do. The Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Data Center Power & Cooling ETF (the "Underlying ETF"). The Fund does not seek to, and should not be expected to, provide 2x the return of the Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. The Fund resets its exposure each trading day to target approximately two times the daily move of the Underlying ETF. Over periods longer than one day, the Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x

Several factors contribute to this difference:

• Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day return of the Underlying ETF.

• Underlying ETF volatility. Higher day-to-day variability in the Underlying ETF generally increases the dispersion between the Fund's multi-day return and 2x the Underlying ETF's multi-day return. The effect tends to be more pronounced as volatility rises.

• Underlying ETF trend. When the Underlying ETF trends steadily in one direction with low volatility, the Fund's multi-day return may be closer to or even exceed 2x the Underlying ETF's multi-day return. In choppy or range-bound markets, the Fund's multi-day return will often be less than 2x.

• Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

• Dividends and corporate actions. Differences between how dividends and corporate events affect the Underlying ETF's value versus the Fund's derivative instruments and other holdings can also impact results.

Important holding period note. The Fund is intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. The Fund achieves exactly 2x of each day's Underlying ETF move before fees and expenses. Even so, the 5-day total return of the Fund does not equal 2x the 5-day total return of the Underlying ETF. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, the Fund's performance would be lower than shown.

Across five days, the Underlying ETF gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 3.0% (about 6.0%).

Additional simulations. The Fund may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

For any scenario analysis that references an assumed volatility rate, an illustrative figure such as 16% may be used, which may reference the approximate 5-year historical annualized volatility of a broad equity index for context. Historical volatility for the Underlying ETF may differ materially from that reference figure.

Key takeaways for investors.

Period	Underlying ETF Level	Underlying ETF Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

• The Fund seeks 2x the daily performance of the Underlying ETF for a single trading day, not for any other period.

• Over time, daily compounding, Underlying ETF volatility, financing costs, and expenses will cause returns to deviate from 2x the Underlying ETF's multi-day return.

• If the Underlying ETF is flat over a period, the Fund will likely lose value due to daily rebalancing, financing costs, and expenses.

• Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Fund. Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF before fees and expenses, it is subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Compounding and Daily Rebalancing Risk. The Fund seeks a multiple of the daily return of the Data Center Power & Cooling ETF (the "Underlying ETF"), not the Underlying ETF's return for periods longer than one day. The Fund resets its exposure each trading day to target approximately 2x the Underlying ETF's daily move. As a result, the Fund's performance over periods longer than one day will be the product of its daily returns for each day in the period, which can diverge in amount, and possibly in direction, from 2x the Underlying ETF's return for the same multi-day period. In general, when volatility of the Underlying ETF is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If the Underlying ETF is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can also occur over periods as short as a single day when performance is measured intraday rather than from NAV to NAV.

Correlation Risk. The Fund may not achieve a high degree of correlation with two times (2x) the daily performance of the Underlying ETF for a number of reasons, including, but not limited to, imperfect correlation between the derivative instruments the Fund uses and the Underlying ETF or its holdings; the timing and size of daily rebalancing trades; market disruptions or closures; illiquidity in the markets for instruments used to obtain exposure; financing rates; differences in the treatment of dividends and corporate actions between the Underlying ETF and the Fund's instruments; and the Fund's fees and expenses. Intraday movements in the Underlying ETF, particularly those occurring near the close of trading, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Counterparty Risk. The Fund expects to obtain exposure to the Underlying ETF primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty, clearinghouse, or futures commission merchant may be unwilling or unable to honor its obligations. In such events, the Fund could lose margin or collateral it has posted, experience delays in recovering such amounts, or recover less than the full amount owed. The concentration of clearing services among a small number of firms and clearinghouses may increase this risk. In addition, contractual provisions or applicable resolution regimes could delay, limit, or eliminate the Fund's ability to exercise its remedies against a defaulting counterparty or clearing intermediary.

Derivatives Risk. The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Underlying Fund. Such risks include leverage, imperfect correlation with the Underlying Fund, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Financing and Cash Management Risk. To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Underlying ETF.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Leverage Risk. By design, the Fund uses leverage to target 2x the daily performance of the Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in the Underlying ETF may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Data Center Power & Cooling Sector Risk. The Fund invests primarily in companies involved in providing the power, backup power, electrical distribution, monitoring and controls, and thermal/cooling equipment, products and services used by data centers. As a result, the Fund is more sensitive to the economic, regulatory, technology and supply-chain risks that affect these businesses than a fund that invests in a broader range of sectors. Demand for data-center power and cooling solutions can be cyclical and depends on the level and timing of capital-expenditure programs by cloud and colocation operators, AI/high-density compute deployments, and related grid or site-readiness projects; postponements or cancellations of such projects can adversely affect issuers in the sector. Companies in this area compete with one another and with lower-cost foreign manufacturers on the basis of performance, efficiency, price, and compliance with evolving energy-efficiency, refrigerant, building-code and environmental standards; failure to meet customer specifications or new technical standards can lead to loss of business. Many issuers rely on specialized components and global supply chains, so shortages, delivery delays, tariffs or other trade actions can increase costs or delay project completion. Because customers may qualify only a limited number of vendors for mission-critical data-center systems, the loss of a key customer or contract can have a material negative impact on an issuer's results. For these reasons, the market prices of data-center power and cooling companies may be more volatile, and may decline more sharply in response to adverse conditions, than the prices of companies in the broader equity market.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF, the Adviser is responsible for daily rebalancing of the Fund's exposure to approximately two times the Underlying ETF and for implementing the Fund's use of derivatives. The Fund expects to obtain leveraged exposure primarily through total return swaps on the Underlying ETF, futures, and/or other derivatives. The Adviser oversees counterparty selection and monitoring, collateral and liquidity management, and the financing and transaction costs associated with such instruments. The Board has approved a derivatives risk management program and appointed a Derivatives Risk Manager who provides regular reports to the Board.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 1.08% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

For clarity, certain costs related to the Fund's use of derivatives (for example, financing charges reflected in swap payments, variation margin on futures, and other transaction-related costs) are not included in the Fund's Total Annual Fund Operating Expenses under the unitary fee. These amounts are embedded in the pricing and performance of the derivatives and therefore reduce the Fund's returns rather than appearing as operating expenses.

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025. In addition to general portfolio management, Mr. Laqua is responsible for the Fund's daily rebalancing and the implementation of derivatives positions designed to maintain exposure equal to approximately 2x the daily performance of the Underlying ETF.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Because the Fund expects to achieve its 2x daily objective primarily through derivatives, the Fund generally expects to effect creations and redemptions in cash rather than in-kind. The Fund may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include the costs of entering into, maintaining, or unwinding derivatives.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ](normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures. Derivative instruments used to obtain leveraged exposure to the Underlying ETF (such as swaps and futures) are valued pursuant to these procedures, which may reference exchange settlement prices, quotations from counterparties or independent pricing sources, or the values of related instruments (for example, the Underlying ETF or another ETF or index designed to provide similar exposure), particularly if market prices or reference values are not available or are not computed as of the U.S. market close.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Because the Fund expects to use derivatives to pursue its investment objective, distributions may include a higher proportion of ordinary income and short-term capital gains than funds that invest directly in equity securities. In some cases the Fund may recognize taxable income without receiving the associated cash at the same time (for example, on certain swaps or futures), which may require the Fund to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Special tax considerations for derivatives and leveraged exposure Investments in derivatives (including swaps, futures, and options) are subject to special and complex U.S. federal income tax rules that can, among other things, affect the timing, character, and amount of income, gains, or losses recognized by the Fund and, in turn, the character of amounts distributed to shareholders. For example, amounts from certain "Section 1256 contracts" (which can include regulated futures and certain options) are generally marked to market at year end and treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. Periodic payments or accruals on swaps are generally treated as ordinary income or loss. The "straddle," "constructive sale," and "wash sale" rules may defer losses or affect holding periods. Because these rules may be uncertain and could change, the Fund's use of derivatives could affect whether it has made sufficient distributions to maintain its qualification as a RIC and avoid fund-level tax. See the SAI for additional information, and consult your tax adviser regarding how these rules may affect you.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Data Center Power & Cooling 2x Daily ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Data Center Power & Cooling 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104, or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
AI Data Center REIT & Infrastructure ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

AI Data Center REIT & Infrastructure ETF - FUND SUMMARY

Investment Objective
The AI Data Center REIT & Infrastructure ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund ("ETF"). Under normal circumstances, the Fund invests primarily in U.S.-listed companies, principally real estate investment trusts ("REITs") and listed infrastructure operators, that own, develop, operate or otherwise provide mission-critical data center and AI-supporting facilities, interconnection assets and related digital infrastructure needed for the storage, processing and transmission of data, including high-density and accelerated-computing workloads. The Fund's focus is similar in approach to other data center and digital-infrastructure strategies that emphasize U.S.-listed owners and operators rather than equipment suppliers.

Corgi Strategies, LLC (the "Adviser") is responsible for the Fund's security selection, portfolio construction and ongoing risk management. In managing the Fund, the Adviser applies a research-driven, rules-informed investment process that evaluates companies involved in data center and AI-related real estate and infrastructure, but the Fund is not managed to replicate the composition or performance of any index, and the Adviser may exercise investment discretion to increase or decrease exposures based on its assessment of fundamentals, valuations, liquidity and risk considerations.

Because the Fund is focused on a single theme -- AI data center real estate and digital infrastructure -- the Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in the industry or group of industries associated with data centers and related digital infrastructure.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in AI Data Center REIT & Infrastructure Companies Risk. Because the Fund is concentrated in companies supplying power, electrical, thermal/cooling, and related engineering services to U.S. data centers, and so it will be more volatile than a broad U.S. equity fund.

Data Center Capex and Hyperscaler Demand Risk. The business of many Fund constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Energy, Environmental and Regulatory Risk. Many power and cooling products used in data centers must comply with evolving energy-efficiency, refrigerant, building-code and grid-interconnection standards. Changes to such standards, or project-permitting or siting delays, can increase issuer costs, delay projects or make certain solutions less competitive, which can negatively affect Fund constituents.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Control and Dual-Class Share Structures Risk. Some AI Data Center REIT & Infrastructure issuers may employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Industry and Supply-Chain Risk. Fund constituants may depend on a limited number of component suppliers (power electronics, thermal systems, control software). Supply interruptions, trade restrictions or elevated input prices can hurt margins and project timing.

Infrastructure and Engineering Services Companies Risk. The Fund may invest in issuers that design, manufacture, install or maintain the electrical, power, cooling and related systems used in AI-ready data centers and grid-enabled facilities. These businesses often operate on project-based revenues that can be delayed or cancelled, may depend on a small number of large customers, and can face rising labor or materials costs that cannot be passed through. As a result, their earnings and share prices may be more volatile than those of the broader equity market.

Interest Rate and Financing Cost Risk. Many REIT and infrastructure-oriented issuers rely on external financing or maintain meaningful debt levels to fund expansions, retrofits and interconnection projects. Rising interest rates or wider credit spreads increase borrowing costs, may pressure valuations for long-duration and income-oriented assets, and can reduce cash available for dividends or reinvestment. Higher rates may also make other income investments more attractive, which can negatively affect market prices of REIT and infrastructure equities.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Liquidity Risk. Because the Fund can include smaller or less frequently traded industrial/technology issuers, the Fund may have to buy or sell securities at unfavorable prices.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares of the Fund trade on an exchange at market prices, which may be above (a premium) or below (a discount) the Fund's net asset value ("NAV"). Market prices for the Fund's shares fluctuate in response to changes in the value of the Fund's holdings, supply and demand for the shares, and other market factors. Premiums and discounts may be greater during periods of market volatility, reduced trading activity, or disruptions affecting the Fund's underlying portfolio or the market for its shares.

Real Estate Investment Trusts ("REITs") and Real Estate Industry Risk. Because the Fund includes a significant number of equity REITs and other real-estate-related issuers, the Fund is exposed to risks associated with owning, operating or financing real property. These risks include changes in general and local economic conditions, oversupply of properties, increased competition, rising energy or operating costs, tenant defaults, lease renewals on less favorable terms, changes in zoning or other regulations, environmental liabilities and casualty or condemnation losses. Data-center and digital-infrastructure REITs may depend on a relatively small number of large tenants, may face high ongoing capital-expenditure requirements (for power, cooling and interconnection upgrades), and may be vulnerable to technological change that makes existing facilities less attractive. REITs are also subject to risks related to their ability to qualify and maintain qualification for favorable tax treatment as a REIT and to maintain their exemption from registration as an investment company under the 1940 Act; failure to do either could result in entity-level taxes or other adverse consequences, which could reduce the value of the REIT and the income it distributes.

Sector/Industry Focus Risk. AI Data Center REIT & Infrastructure issuers may cluster in particular sectors or industries. To the extent the Underlying ETF becomes concentrated in one or more sectors or industries, the Fund's exposure will reflect that concentration. As a result, the Fund may be more sensitive to adverse economic, regulatory, political, or other developments affecting those sectors or industries than a fund that is more diversified across sectors and industries.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and, in some cases, its continued eligibility for the Fund, potentially leading to removals at reconstitution and additional turnover.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Data centers are transitioning toward higher-density racks, liquid or hybrid cooling, upgraded power distribution and AI-optimized designs. Issuers in the Fund that fail to keep pace with technological, regulatory or customer-preference shifts -- for example, toward more energy-efficient cooling media or hardware designed for AI workloads -- may see demand for legacy products decline more quickly than expected, which could negatively affect their stock prices and, in turn, the Fund.

U.S.-Listed Securities Focus Risk. Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to AI Data Centers and AI Infrastructure and may perform differently from broader global AI Data Center REIT & Infrastructure benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The AI Data Center REIT & Infrastructure ETF (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks to achieve investment results, before fees and expenses, that correspond to the performance of the AI Data Center REIT & Infrastructure ETF (the "Underlying ETF").

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that, in combination, provide two times (2x) the daily performance of the Underlying ETF. For purposes of this 80% policy, the Fund will measure its assets, including the notional value of derivatives (adjusted as required), consistent with Rule 35d-1. This policy may be changed upon 60 days' prior written notice to shareholders.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Data Center Power, Cooling and Electrical Infrastructure Risk. The Fund is subject to the risk that companies providing the power, backup power, electrical distribution, monitoring and controls, and thermal/cooling systems used in artificial intelligence ("AI") and other high-density data centers may underperform the broader equity market. Because the Fund invests primarily in such issuers, it will be more sensitive to economic, regulatory, technology and supply-chain conditions affecting this segment than a more diversified fund. Many of these companies depend on the capital-expenditure plans of a relatively small number of cloud and colocation operators, AI/high-density compute deployments, and related grid or site-readiness projects; when such projects are delayed, reprioritized or cancelled, orders can fall quickly, which may negatively affect the Fund. Issuers also compete on performance, energy efficiency, price and compliance with evolving refrigerant, building-code and energy-efficiency standards; failure to meet new technical or regulatory requirements can result in loss of business. In addition, some issuers rely on specialized components and global supply chains, so shortages, delivery disruptions, tariffs, export controls or other trade actions can increase costs or delay project completion. Because data-center operators often qualify only a limited number of vendors for mission-critical systems, the loss of a key customer, contract or product approval can have a disproportionately negative effect on an issuer -- and, in turn, on the Fund's NAV, and/or market price. As a result, the market prices of data-center power, cooling and electrical-infrastructure companies, and therefore the value of the Fund's Shares, may be more volatile and may decline more sharply in adverse conditions than the prices of companies in the broader U.S. equity market.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ](the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on the [ ] LLC (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

EIT dividends. Because the Fund expects to invest in REITs, a portion of the income it receives may consist of dividends that do not qualify for the reduced tax rates applicable to "qualified dividend income" and that are not eligible for the dividends-received deduction for corporations. As a result, a larger portion of the Fund's distributions may be taxable to you at ordinary-income rates than would be the case for a fund that invests primarily in non-REIT corporations.

Section 199A / "qualified REIT dividends." To the extent permitted, the Fund may report a portion of its distributions as attributable to "qualified REIT dividends" (as defined in Section 199A of the Internal Revenue Code). If it does, an individual or other non-corporate shareholder generally may claim a deduction of up to 20% of such amounts, subject to applicable holding-period and other requirements. The amount the Fund is able to report as "qualified REIT dividends" in any year will depend on the Fund's investments and on reporting provided by the REITs in which the Fund invests.

Return of capital from REITs. REITs sometimes designate a portion of the distributions they pay as a return of capital. If the Fund receives such amounts, they may reduce the Fund's tax basis in the REIT investment and, when distributed to you, may be reported as a return of capital. A distribution reported to you as a return of capital is not taxable when received but reduces your tax basis in your Shares. This will increase the amount of gain (or reduce the amount of loss) you recognize when you later sell or exchange your Shares.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290 .

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

AI Data Center REIT & Infrastructure ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm
[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
AI Data Center REIT & Infrastructure ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker:[Ticker Symbol]
AI Data Center REIT & Infrastructure 2x Daily ETF
listed on The [ ], LLC

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

AI Data Center REIT & Infrastructure 2x Daily ETF - FUND SUMMARY

Investment Objective
The AI Data Center REIT & Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AI Data Center REIT & Infrastructure ETF. The Fund does not aim to achieve 2x of the Underlying ETF for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund. The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AI Data Center REIT & Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective for any period other than a single trading day.

Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. The degree of difference will depend on factors that include:

• the magnitude of day-to-day movements in the Underlying ETF,

• the volatility and path of the Underlying ETF's returns, and

• how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's returns relative to 2x the Underlying ETF over time, while strong, steady trends in the Underlying ETF may result in returns that are closer to, or occasionally greater than, two times the Underlying ETF's return for the same period.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund seeks to meet its investment objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund's daily leveraged exposure to the AI Data Center REIT & Infrastructure ETF (the "Underlying ETF"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that, in combination, provide two times (2x) the daily performance of the Underlying ETF. This 80% policy is based on the value of the Fund's direct investments and indirect economic exposures and may be changed upon 60 days' prior written notice to shareholders.

The Fund primarily uses derivatives to obtain its leveraged exposure. These instruments may include:

• Swap agreements, including total return swaps referencing the Underlying ETF or a basket of securities with similar economic characteristics;

• Futures contracts on the Underlying ETF or on indexes or baskets designed to reflect the performance of U.S. listed equity/data-center REITs and digital infrastructure operators that own, develop, or operate mission-critical data-center facilities and related AI-supporting infrastructure; and

• Other financial instruments that provide leveraged long exposure to the Underlying ETF or to equity securities of companies significantly involved in U.S. AI data center REIT and infrastructure operations.

The Fund generally does not expect to hold a portfolio of individual equity securities directly for the purpose of implementing its 2x daily exposure, but may do so from time to time if the Adviser believes it would more efficiently or effectively achieve the Fund's investment objective.

To collateralize its derivatives positions and for liquidity and portfolio management purposes, the Fund may hold cash, cash equivalents, and short-term U.S. Treasury instruments, as well as shares of money market funds and other cash management vehicles. These holdings may at times represent a substantial portion of the Fund's net assets.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in AI Data Center REIT & Infrastructure Companies Risk. Because the Fund is concentrated in companies supplying power, electrical, thermal/cooling, and related engineering services to U.S. data centers, and so it will be more volatile than a broad U.S. equity fund.

Control and Dual-Class Share Structures Risk. Some AI Data Center REIT & Infrastructure issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Data Center Capex and Hyperscaler Demand Risk. The business of many Fund constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Energy, Environmental and Regulatory Risk. Many power and cooling products used in data centers must comply with evolving energy-efficiency, refrigerant, building-code and grid-interconnection standards. Changes to such standards, or project-permitting or siting delays, can increase issuer costs, delay projects or make certain solutions less competitive, which can negatively affect Fund constituents.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Exchange Listing and Trading Risk. Although Shares are expected to be listed on [ ](the "Exchange"), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund's investments and secondary-market trading.

Holding Period and Compounding Risk. The Fund seeks to provide 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. The Fund does not seek to achieve its stated investment objective for any period longer than a single trading day. Over periods longer than one day, the effects of daily compounding, the path of the Underlying ETF's returns, and the volatility of the Underlying ETF will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. During volatile or frequently reversing markets, the Fund's returns may be lower than 2x the Underlying ETF's return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Industry and Supply-Chain Risk. The Fund's companies may depend on a limited number of component suppliers (power electronics, thermal systems, control software). Supply interruptions, trade restrictions or elevated input prices can hurt margins and project timing.

Infrastructure and Engineering Services Companies Risk. The Fund may invest in issuers that design, manufacture, install or maintain the electrical, power, cooling and related systems used in AI-ready data centers and grid-enabled facilities. These businesses often operate on project-based revenues that can be delayed or cancelled, may depend on a small number of large customers, and can face rising labor or materials costs that cannot be passed through. As a result, their earnings and share prices may be more volatile than those of the broader equity market.

Interest Rate and Financing Cost Risk. Many REIT and infrastructure-oriented issuers rely on external financing or maintain meaningful debt levels to fund expansions, retrofits and interconnection projects. Rising interest rates or wider credit spreads increase borrowing costs, may pressure valuations for long-duration and income-oriented assets, and can reduce cash available for dividends or reinvestment. Higher rates may also make other income investments more attractive, which can negatively affect market prices of REIT and infrastructure equities.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Leverage Risk. The Fund uses leverage to target approximately 2x the underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Fund declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Liquidity Risk. Because the Fund can include smaller or less frequently traded industrial/technology issuers, the Fund may have to buy or sell securities at unfavorable prices.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Fund tracking.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Real Estate Investment Trusts ("REITs") and Real Estate Industry Risk. Because the Fund includes a significant number of equity REITs and other real-estate-related issuers, the Fund is exposed to risks associated with owning, operating or financing real property. These risks include changes in general and local economic conditions, oversupply of properties, increased competition, rising energy or operating costs, tenant defaults, lease renewals on less favorable terms, changes in zoning or other regulations, environmental liabilities and casualty or condemnation losses. Data-center and digital-infrastructure REITs may depend on a relatively small number of large tenants, may face high ongoing capital-expenditure requirements (for power, cooling and interconnection upgrades), and may be vulnerable to technological change that makes existing facilities less attractive. REITs are also subject to risks related to their ability to qualify and maintain qualification for favorable tax treatment as a REIT and to maintain their exemption from registration as an investment company under the 1940 Act; failure to do either could result in entity-level taxes or other adverse consequences, which could reduce the value of the REIT and the income it distributes.

Sector/Industry Focus Risk. AI Data Center REIT & Infrastructure issuers may cluster in particular sectors or industries. If the Fund becomes concentrated in any sector(s), the Fund may be more sensitive to sector-specific developments than a more diversified approach.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and, in some cases, its continued eligibility for the Fund, potentially leading to removals at reconstitution and additional turnover.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Data centers are transitioning toward higher-density racks, liquid or hybrid cooling, upgraded power distribution and AI-optimized designs. Issuers in the Fund that fail to keep pace with technological, regulatory or customer-preference shifts -- for example, toward more energy-efficient cooling media or hardware designed for AI workloads -- may see demand for legacy products decline more quickly than expected, which could negatively affect their stock prices and, in turn, the Fund.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to AI Data Centers and AI Infrastructure and may perform differently from broader global AI Data Center REIT & Infrastructure benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The AI Data Center REIT & Infrastructure 2x Daily ETF (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the AI Data Center REIT & Infrastructure ETF (the "Underlying ETF"). A "single day" is measured from one NAV calculation to the next.

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF's return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of AI Data Center REIT & Infrastructure companies and/or in financial instruments that provide economic exposure to AI Data Center REIT & Infrastructure companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Manager of Managers Structure

The Fund employs [ ] as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Fund's Daily Objective and Compounding

What the Fund seeks to do. The Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the AI Data Center REIT & Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to, and should not be expected to, provide 2x the return of the Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. The Fund resets its exposure each trading day to target approximately two times the daily move of the Underlying ETF. Over periods longer than one day, the Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x

Several factors contribute to this difference:

• Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day return of the Underlying ETF.

• Underlying ETF volatility. Higher day-to-day variability in the Underlying ETF generally increases the dispersion between the Fund's multi-day return and 2x the Underlying ETF's multi-day return. The effect tends to be more pronounced as volatility rises.

• Underlying ETF trend. When the Underlying ETF trends steadily in one direction with low volatility, the Fund's multi-day return may be closer to or even exceed 2x the Underlying ETF's multi-day return. In choppy or range-bound markets, the Fund's multi-day return will often be less than 2x.

• Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

• Dividends and corporate actions. Differences between how dividends and corporate events affect the Underlying ETF's value versus the Fund's derivative instruments and other holdings can also impact results.

Important holding period note. The Fund is intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. The Fund achieves exactly 2x of each day's Underlying ETF move before fees and expenses. Even so, the 5-day total return of the Fund does not equal 2x the 5-day total return of the Underlying ETF. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, the Fund's performance would be lower than shown.

Across five days, the Underlying ETF gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 3.0% (about 6.0%).

Additional simulations. The Fund may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

For any scenario analysis that references an assumed volatility rate, an illustrative figure such as 16% may be used, which may reference the approximate 5-year historical annualized volatility of a broad equity index for context. Historical volatility for the Underlying ETF may differ materially from that reference figure.

Key takeaways for investors.

Period	Underlying ETF Level	Underlying ETF Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

• The Fund seeks 2x the daily performance of the Underlying ETF for a single trading day, not for any other period.

• Over time, daily compounding, Underlying ETF volatility, financing costs, and expenses will cause returns to deviate from 2x the Underlying ETF's multi-day return.

• If the Underlying ETF is flat over a period, the Fund will likely lose value due to daily rebalancing, financing costs, and expenses.

• Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Compounding and Daily Rebalancing Risk. The Fund seeks a multiple of the daily return of the Underlying ETF, not of the Underlying ETF's return for periods longer than one day. The Fund resets its exposure each trading day to target approximately 2x the Underlying ETF's daily move. As a result, the Fund's performance over periods longer than one day will be the product of its daily returns for each day in the period, which can diverge in amount, and possibly in direction, from 2x the Underlying ETF's return for the same multi-day period. In general, when volatility of the Underlying ETF is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x the Underlying ETF's return for the same period. If the Underlying ETF is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than from NAV calculation to NAV calculation.

Correlation Risk. The Fund may not achieve a high degree of correlation with 2x the daily performance of the Underlying ETF for a number of reasons, including, but not limited to, imperfect correlation between derivative instruments and the Underlying ETF, the timing and size of daily rebalancing trades, market disruptions or closures, illiquidity in the markets for instruments used to obtain exposure, financing rates, dividend and corporate action differences, and the Fund's fees and expenses. Intraday Underlying ETF movements, particularly those occurring near the close, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Counterparty Risk. The Fund expects to obtain exposure to the Underlying ETF primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. The Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate the Fund's ability to exercise remedies.

Derivatives Risk. The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Underlying ETF. Such risks include leverage, imperfect correlation with the Underlying ETF, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Financing and Cash Management Risk. To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Underlying ETF.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Leverage Risk. The Fund uses leverage to target approximately 2x the underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Fund declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Data Center Power, Cooling and Electrical Infrastructure Risk. The Fund is subject to the risk that companies providing the power, backup power, electrical distribution, monitoring and controls, and thermal/cooling systems used in artificial intelligence ("AI") and other high-density data centers may underperform the broader equity market. Because the Fund invests primarily in such issuers, it will be more sensitive to economic, regulatory, technology and supply-chain conditions affecting this segment than a more diversified fund. Many of these companies depend on the capital-expenditure plans of a relatively small number of cloud and colocation operators, AI/high-density compute deployments, and related grid or site-readiness projects; when such projects are delayed, reprioritized or cancelled, orders can fall quickly, which may negatively affect the Fund. Issuers also compete on performance, energy efficiency, price and compliance with evolving refrigerant, building-code and energy-efficiency standards; failure to meet new technical or regulatory requirements can result in loss of business. In addition, some issuers rely on specialized components and global supply chains, so shortages, delivery disruptions, tariffs, export controls or other trade actions can increase costs or delay project completion. Because data-center operators often qualify only a limited number of vendors for mission-critical systems, the loss of a key customer, contract or product approval can have a disproportionately negative effect on an issuer -- and, in turn, on the Fund's NAV, market price and/or ability to track its Underlying ETF. As a result, the market prices of data-center power, cooling and electrical-infrastructure companies, and therefore the value of the Fund's Shares, may be more volatile and may decline more sharply in adverse conditions than the prices of companies in the broader U.S. equity market.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF, the Adviser is responsible for daily rebalancing of the Fund's exposure to approximately two times the Underlying ETF and for implementing the Fund's use of derivatives. The Fund expects to obtain leveraged exposure primarily through total return swaps on the Underlying ETF, futures, and/or other derivatives. The Adviser oversees counterparty selection and monitoring, collateral and liquidity management, and the financing and transaction costs associated with such instruments. The Board has approved a derivatives risk management program and appointed a Derivatives Risk Manager who provides regular reports to the Board.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 1.08% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

For clarity, certain costs related to the Fund's use of derivatives (for example, financing charges reflected in swap payments, variation margin on futures, and other transaction-related costs) are not included in the Fund's Total Annual Fund Operating Expenses under the unitary fee. These amounts are embedded in the pricing and performance of the derivatives and therefore reduce the Fund's returns rather than appearing as operating expenses.

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025. In addition to general portfolio management, Mr. Laqua is responsible for the Fund's daily rebalancing and the implementation of derivatives positions designed to maintain exposure equal to approximately 2x the Underlying ETF.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Because the Fund expects to achieve its 2x daily objective primarily through derivatives, the Fund generally expects to effect creations and redemptions in cash rather than in-kind. The Fund may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include the costs of entering into, maintaining, or unwinding derivatives.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ](normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures. Derivative instruments used to obtain leveraged exposure to the AI Data Center REIT & Infrastructure ETF, the "Underlying ETF," such as swaps and futures, are valued pursuant to these procedures, which may reference exchange settlement prices, quotations from counterparties or independent pricing sources, or the values of related instruments such as the Underlying ETF itself or other instruments designed to provide exposure to the Underlying ETF or its constituents, particularly when market quotations for such instruments are not readily available or are deemed unreliable.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Because the Fund expects to use derivatives to pursue its investment objective, distributions may include a higher proportion of ordinary income and short-term capital gains than funds that invest directly in equity securities. In some cases the Fund may recognize taxable income without receiving the associated cash at the same time (for example, on certain swaps or futures), which may require the Fund to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Special tax considerations for derivatives and leveraged exposure Investments in derivatives (including swaps, futures, and options) are subject to special and complex U.S. federal income tax rules that can, among other things, affect the timing, character, and amount of income, gains, or losses recognized by the Fund and, in turn, the character of amounts distributed to shareholders. For example, amounts from certain "Section 1256 contracts" (which can include regulated futures and certain options) are generally marked to market at year end and treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. Periodic payments or accruals on swaps are generally treated as ordinary income or loss. The "straddle," "constructive sale," and "wash sale" rules may defer losses or affect holding periods. Because these rules may be uncertain and could change, the Fund's use of derivatives could affect whether it has made sufficient distributions to maintain its qualification as a RIC and avoid fund-level tax. See the SAI for additional information, and consult your tax adviser regarding how these rules may affect you.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

EIT dividends. Because the Fund expects to invest in REITs, a portion of the income it receives may consist of dividends that do not qualify for the reduced tax rates applicable to "qualified dividend income" and that are not eligible for the dividends-received deduction for corporations. As a result, a larger portion of the Fund's distributions may be taxable to you at ordinary-income rates than would be the case for a fund that invests primarily in non-REIT corporations.

Section 199A / "qualified REIT dividends." To the extent permitted, the Fund may report a portion of its distributions as attributable to "qualified REIT dividends" (as defined in Section 199A of the Internal Revenue Code). If it does, an individual or other non-corporate shareholder generally may claim a ded uction of up to 20% of such amounts, subject to applicable holding-period and other requirements. The amount the Fund is able to report as "qualified REIT dividends" in any year will depend on the Fund's investments and on reporting provided by the REITs in which the Fund invests.

Return of capital from REITs. REITs sometimes designate a portion of the distributions they pay as a return of capital. If the Fund receives such amounts, they may reduce the Fund's tax basis in the REIT investment and, when distributed to you, may be reported as a return of capital. A distribution reported to you as a return of capital is not taxable when received but reduces your tax basis in your Shares. This will increase the amount of gain (or reduce the amount of loss) you recognize when you later sell or exchange your Shares.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

AI Data Center REIT & Infrastructure 2x Daily ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Floor 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
AI Data Center REIT & Infrastructure 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104, or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
AGI Readiness ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

AGI Readiness ETF - FUND SUMMARY

Investment Objective
The AGI Readiness ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund seeks to meet its investment objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund's exposure to U.S.-listed companies that, in the Adviser's view, are materially positioned to enable, secure, commercialize, or structurally benefit from the emergence of artificial general intelligence ("AGI"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of such companies. This 80% policy is based on the value of the Fund's direct investments and indirect economic exposures and may be changed upon 60 days' prior written notice to shareholders.

For purposes of the Principal Investment Strategies section, "artificial intelligence" or "AI" means computing systems, software, models and related infrastructure that use data-driven techniques (for example, machine learning, deep learning, or generative models, including large language models) to perform or augment tasks that normally require human intelligence -- such as perception, prediction, decision-making, content generation, or autonomous operation -- and also includes companies that provide the hardware, data-center, networking, power, security, or software platforms that enable such AI workloads. The Fund may treat an issuer as AI-exposed even if AI-related products or services are not currently the issuer's primary source of revenue, if, in the Advisors's view, the issuer has disclosed material current or planned AI/AGI spending, products, platforms or infrastructure. There is no assurance that issuers identified by the Advisor will ultimately derive significant revenues or profits from AI or AGI activities.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in AGI Readiness Companies Risk. Because the Fund is concentrated in companies that are, in the view of the Advisor, materially exposed to the buildout and operation of AI/AGI infrastructure--such as high-performance compute and semiconductor providers, data center and related power/cooling infrastructure providers, and AI/AGI security and enablement software providers--the Fund may have significant exposure to a small number of industries and value-chain segments. Companies serving AGI-related workloads can be especially sensitive to changes in AI-related capital spending, data center expansion plans, electricity and grid constraints, technological obsolescence (including the rapid adoption of new AI chip generations), and heightened cybersecurity and regulatory requirements. As a result, the Fund's performance will be more volatile and may be more adversely affected by a single economic, regulatory, or technological development than the performance of a fund that invests in a broader range of U.S. equity securities.

Control and Dual-Class Share Structures Risk. Some AGI Readiness issuers may employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact decisions or controversies.

Data Center Capex and Hyperscaler Demand Risk. The business of many Fund's constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Industry and Supply-Chain Risk. Companies included in the Fund may rely on a limited number of suppliers for AGI-related inputs such as advanced semiconductors and accelerators, power electronics, thermal and liquid-cooling systems, switchgear and backup power equipment, AI-optimized networking, or specialized control and monitoring software. Many of these inputs have long lead times and are subject to capacity constraints, export controls, or changes in trade policy. Supply interruptions, allocation to larger customers, geopolitical restrictions, or elevated input prices can delay data-center or AI infrastructure deployments and reduce margins for AGI-focused issuers, which can adversely affect the value of the Fund.

Infrastructure and Engineering Services Companies Risk. The Fund may include issuers that design, manufacture, install or maintain the electrical, power, cooling and related systems required to operate AI- and AGI-ready data centers and high-density compute facilities. These businesses often generate revenue on a project or contract basis tied to discrete buildouts or retrofits, which can be delayed, resized, or cancelled if AI spending slows, if power/grid interconnections are not available, or if customers change technology specifications. Many of these companies also depend on a concentrated group of hyperscale, cloud, or colocation customers and may face rising labor or materials costs that cannot be passed through under existing contracts. As a result, their earnings and share prices may be more volatile than those of the broader U.S. equity market, which may negatively impact the Fund.

Interest Rate and Financing Cost Risk. Some Fund constituents--particularly data-center, digital infrastructure, and power or grid-enablement companies--may rely on external financing or maintain meaningful debt levels to fund capacity expansions, high-density cooling upgrades, or AI-specific capital projects. Increases in interest rates or credit spreads raise borrowing costs, can pressure valuations of longer-duration and infrastructure-oriented equities, and may reduce cash available for dividends or reinvestment in AI/AGI-related growth. Higher interest rates may also make other income-producing investments more attractive to investors, which can negatively affect the market prices of infrastructure and data-center equities held by the Fund.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Liquidity Risk. Because the Fund may include smaller or less frequently traded AGI-related issuers, the Fund may at times be unable to buy or sell portfolio securities at desirable prices or sizes. This may increase the Fund's transaction costs and cause the Fund's returns to differ from those of the Underlying ETF.

Mid- and Small-Capitalization Companies Risk.

To gain exposure to the AGI value chain, the Fund may include mid- or smaller-cap issuers. These companies can be more volatile and less liquid, may have narrower product lines or customer bases, and can be more sensitive to project delays than larger companies.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient Fund tracking.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Fund and does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Fund.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Sector/Industry Focus Risk. AGI Readiness issuers may cluster in particular sectors or industries. If the Fund becomes concentrated in any sector(s), the Fund may be more sensitive to sector-specific developments than a more diversified approach.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Companies in the Fund operate in AI and data-center markets characterized by rapid technological change, evolving standards, and frequent hardware and infrastructure upgrades. Issuers that do not adapt to newer AI/AGI workloads, higher-density or liquid-cooling requirements, or more energy-efficient designs may see demand for legacy products or services decline faster than expected, which could adversely affect the Fund. Similar risks are disclosed in other AI-thematic ETFs.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to the global AI/AGI supply chain and may perform differently from broader global AI or infrastructure benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The AGI Readiness ETF (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks to achieve investment results, before fees and expenses, that correspond to the performance of U.S.-listed companies identified by Corgi Strategies, LLC (the "Adviser") as being materially positioned to enable, secure, commercialize, or structurally benefit from the emergence of artificial general intelligence ("AGI").

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of AGI Readiness companies and/or in financial instruments that provide economic exposure to AGI Readiness companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Manager of Managers Structure

The Fund employs [ ] as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Information Technology Sector Risk. Companies in the information technology sector, and firms that rely heavily on technology, face fast product cycles, the risk of rapid obsolescence, evolving standards, and heightened regulation. Competition can be intense both domestically and internationally, including from lower-cost foreign competitors. Share prices of such companies, especially smaller or less-seasoned issuers, tend to be more volatile than the broader market. Many information technology companies depend on patents and other intellectual property; loss, impairment, or adverse enforcement of those rights (or allegations of infringement) could negatively affect their operating results and valuations. Supply-chain constraints, shortages of key inputs, and challenges attracting and retaining specialized talent may further pressure profitability.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ](the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on the [ ] LLC (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290 .

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

AGI Readiness ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm
[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
AGI Readiness ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
AGI Readiness 2x Daily ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

AGI Readiness 2x Daily ETF - FUND SUMMARY

Investment Objective
The AGI Readiness 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AGI Readiness ETF. The Fund does not aim to achieve 2x of the Underlying ETF for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund. The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AGI Readiness ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective for any period other than a single trading day.

Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. The degree of difference will depend on factors that include:

• the magnitude of day-to-day movements in the Underlying ETF,

• the volatility and path of the Underlying ETF's returns, and

• how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's returns relative to 2x the Underlying ETF over time, while strong, steady trends in the Underlying ETF may result in returns that are closer to, or occasionally greater than, two times the Underlying ETF's return for the same period.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an exchange traded fund ("ETF") that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the AGI Readiness ETF (the "Underlying ETF").

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Fund constituents, and may also use exchange-traded equity index futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Fund constituents directly.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of AGI Readiness companies included in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to such companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in AGI Readiness Companies Risk. Because the Fund is concentrated in companies that are, in the view of the Advisor, materially exposed to the buildout and operation of AI/AGI infrastructure--such as high-performance compute and semiconductor providers, data center and related power/cooling infrastructure providers, and AI/AGI security and enablement software providers--the Fund may have significant exposure to a small number of industries and value-chain segments. Companies serving AGI-related workloads can be especially sensitive to changes in AI-related capital spending, data center expansion plans, electricity and grid constraints, technological obsolescence (including the rapid adoption of new AI chip generations), and heightened cybersecurity and regulatory requirements. As a result, the Fund's performance will be more volatile and may be more adversely affected by a single economic, regulatory, or technological development than the performance of a fund that invests in a broader range of U.S. equity securities.

Control and Dual-Class Share Structures Risk. Some AGI Readiness issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Correlation Risk. Although the Fund seeks to provide approximately two times (2x) the daily performance of the Underlying ETF, it may not achieve perfect leveraged correlation. Factors such as fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, liquidity constraints, and limitations on or delays in rebalancing can all cause the Fund's performance to deviate from its 2x daily objective.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Data Center Capex and Hyperscaler Demand Risk. The business of many Fund constituents is tied to the capital-expenditure plans of a relatively small number of large customers (including cloud/hyperscale, AI-compute and colocation operators). Reductions, delays or reprioritizations in data-center buildouts, grid-upgrade projects or AI-related power/cooling retrofits can quickly lower order books for these suppliers, which may adversely affect the Fund.

Energy, Environmental and Regulatory Risk. Many power and cooling products used in data centers must comply with evolving energy-efficiency, refrigerant, building-code and grid-interconnection standards. Changes to such standards, or project-permitting or siting delays, can increase issuer costs, delay projects or make certain solutions less competitive, which can negatively affect Fund constituents.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Exchange Listing and Trading Risk. Although Shares are expected to be listed on [ ](the "Exchange"), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund's investments and secondary-market trading.

Holding Period and Compounding Risk. The Fund seeks to provide 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. The Fund does not seek to achieve its stated investment objective for any period longer than a single trading day. Over periods longer than one day, the effects of daily compounding, the path of the Underlying ETF's returns, and the volatility of the Underlying ETF will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. During volatile or frequently reversing markets, the Fund's returns may be lower than 2x the Underlying ETF's return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Industry and Supply-Chain Risk. Companies included in the Fund may rely on a limited number of suppliers for AGI-related inputs such as advanced semiconductors and accelerators, power electronics, thermal and liquid-cooling systems, switchgear and backup power equipment, AI-optimized networking, or specialized control and monitoring software. Many of these inputs have long lead times and are subject to capacity constraints, export controls, or changes in trade policy. Supply interruptions, allocation to larger customers, geopolitical restrictions, or elevated input prices can delay data-center or AI infrastructure deployments and reduce margins for AGI-focused issuers, which can adversely affect the value of the Fund.

Infrastructure and Engineering Services Companies Risk. The Fund may include issuers that design, manufacture, install or maintain the electrical, power, cooling and related systems required to operate AI- and AGI-ready data centers and high-density compute facilities. These businesses often generate revenue on a project or contract basis tied to discrete buildouts or retrofits, which can be delayed, resized, or cancelled if AI spending slows, if power/grid interconnections are not available, or if customers change technology specifications. Many of these companies also depend on a concentrated group of hyperscale, cloud, or colocation customers and may face rising labor or materials costs that cannot be passed through under existing contracts. As a result, their earnings and share prices may be more volatile than those of the broader U.S. equity market, which may negatively impact the Fund.

Interest Rate and Financing Cost Risk. Some Fund constituents--particularly data-center, digital infrastructure, and power or grid-enablement companies--may rely on external financing or maintain meaningful debt levels to fund capacity expansions, high-density cooling upgrades, or AI-specific capital projects. Increases in interest rates or credit spreads raise borrowing costs, can pressure valuations of longer-duration and infrastructure-oriented equities, and may reduce cash available for dividends or reinvestment in AI/AGI-related growth. Higher interest rates may also make other income-producing investments more attractive to investors, which can negatively affect the market prices of infrastructure and data-center equities held by the Fund.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Leverage Risk. The Fund uses leverage to target approximately 2x the underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Fund declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Liquidity Risk. Because the Fund may include smaller or less frequently traded AGI-related issuers, the Fund may at times be unable to buy or sell portfolio securities at desirable prices or sizes. This may increase the Fund's transaction costs and cause the Fund's returns to differ from those of the Underlying ETF.

Mid- and Small-Capitalization Companies Risk.

To gain exposure to the AGI value chain, the Fund may include mid- or smaller-cap issuers. These companies can be more volatile and less liquid, may have narrower product lines or customer bases, and can be more sensitive to project delays than larger companies.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares of the Fund trade on an exchange at market prices, which may be above (a premium) or below (a discount) the Fund's net asset value ("NAV"). Market prices for the Fund's shares fluctuate in response to changes in the value of the Fund's holdings, supply and demand for the shares, and other market factors. Premiums and discounts may be greater during periods of market volatility, reduced trading activity, or disruptions affecting the Fund's underlying portfolio or the market for its shares.

Sector/Industry Focus Risk. AGI Readiness issuers may cluster in particular sectors or industries. To the extent the Underlying ETF becomes concentrated in one or more sectors or industries, the Fund's exposure will reflect that concentration. As a result, the Fund may be more sensitive to adverse economic, regulatory, political, or other developments affecting those sectors or industries than a fund that is more diversified across sectors and industries.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and, in some cases, its continued eligibility for the Fund, potentially leading to removals at reconstitution and additional turnover.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Companies in the Fund operate in AI and data-center markets characterized by rapid technological change, evolving standards, and frequent hardware and infrastructure upgrades. Issuers that do not adapt to newer AI/AGI workloads, higher-density or liquid-cooling requirements, or more energy-efficient designs may see demand for legacy products or services decline faster than expected, which could adversely affect the Fund. Similar risks are disclosed in other AI-thematic ETFs.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The AGI Readiness 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the AGI Readiness ETF (the "Underlying ETF"). A "single day" is measured from one NAV calculation to the next.

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of AGI Readiness companies and/or in financial instruments that provide economic exposure to AGI Readiness companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Understanding the Fund's Daily Objective and Compounding

What the Fund seeks to do. The Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the AGI Readiness ETF (the "Underlying ETF"). The Fund does not seek to, and should not be expected to, provide 2x the return of the Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. The Fund resets its exposure each trading day to target approximately two times the daily move of the Underlying ETF. Over periods longer than one day, the Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x

Several factors contribute to this difference:

• Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day return of the Underlying ETF.

• Underlying ETF volatility. Higher day-to-day variability in the Underlying ETF generally increases the dispersion between the Fund's multi-day return and 2x the Underlying ETF's multi-day return. The effect tends to be more pronounced as volatility rises.

• Underlying ETF trend. When the Underlying ETF trends steadily in one direction with low volatility, the Fund's multi-day return may be closer to or even exceed 2x the Underlying ETF's multi-day return. In choppy or range-bound markets, the Fund's multi-day return will often be less than 2x.

• Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

• Dividends and corporate actions. Differences between how dividends and corporate events affect the Underlying ETF's value versus the Fund's derivative instruments and other holdings can also impact results.

Important holding period note. The Fund is intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. The Fund achieves exactly 2x of each day's Underlying ETF move before fees and expenses. Even so, the 5-day total return of the Fund does not equal 2x the 5-day total return of the Underlying ETF. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, the Fund's performance would be lower than shown.

Across five days, the Underlying ETF gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 3.0% (about 6.0%).

Additional simulations. The Fund may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

For any scenario analysis that references an assumed volatility rate, an illustrative figure such as 16% may be used, which may reference the approximate 5-year historical annualized volatility of a broad equity index for context. Historical volatility for the Underlying ETF may differ materially from that reference figure.

Key takeaways for investors.

Period	Underlying ETF Level	Underlying ETF Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

• The Fund seeks 2x the daily performance of the Underlying ETF for a single trading day, not for any other period.

• Over time, daily compounding, Underlying ETF volatility, financing costs, and expenses will cause returns to deviate from 2x the Underlying ETF's multi-day return.

• If the Underlying ETF is flat over a period, the Fund will likely lose value due to daily rebalancing, financing costs, and expenses.

• Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Fund. Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF before fees and expenses, it is subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Compounding and Daily Rebalancing Risk. The Fund seeks a multiple of the daily return of the Data Center Power & Cooling ETF (the "Underlying ETF"), not the Underlying ETF's return for periods longer than one day. The Fund resets its exposure each trading day to target approximately 2x the Underlying ETF's daily move. As a result, the Fund's performance over periods longer than one day will be the product of its daily returns for each day in the period, which can diverge in amount, and possibly in direction, from 2x the Underlying ETF's return for the same multi-day period. In general, when volatility of the Underlying ETF is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If the Underlying ETF is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can also occur over periods as short as a single day when performance is measured intraday rather than from NAV to NAV.

Correlation Risk. The Fund may not achieve a high degree of correlation with two times (2x) the daily performance of the Underlying ETF for a number of reasons, including, but not limited to, imperfect correlation between the derivative instruments the Fund uses and the Underlying ETF or its holdings; the timing and size of daily rebalancing trades; market disruptions or closures; illiquidity in the markets for instruments used to obtain exposure; financing rates; differences in the treatment of dividends and corporate actions between the Underlying ETF and the Fund's instruments; and the Fund's fees and expenses. Intraday movements in the Underlying ETF, particularly those occurring near the close of trading, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Counterparty Risk. The Fund expects to obtain exposure to the Underlying ETF primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty, clearinghouse, or futures commission merchant may be unwilling or unable to honor its obligations. In such events, the Fund could lose margin or collateral it has posted, experience delays in recovering such amounts, or recover less than the full amount owed. The concentration of clearing services among a small number of firms and clearinghouses may increase this risk. In addition, contractual provisions or applicable resolution regimes could delay, limit, or eliminate the Fund's ability to exercise its remedies against a defaulting counterparty or clearing intermediary.

Derivatives Risk. The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Underlying Fund. Such risks include leverage, imperfect correlation with the Underlying Fund, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Financing and Cash Management Risk. To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Underlying ETF.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Leverage Risk. By design, the Fund uses leverage to target 2x the daily performance of the Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in the Underlying ETF may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Information Technology Sector Risk. Companies in the information technology sector, and firms that rely heavily on technology, face fast product cycles, the risk of rapid obsolescence, evolving standards, and heightened regulation. Competition can be intense both domestically and internationally, including from lower-cost foreign competitors. Share prices of such companies, especially smaller or less-seasoned issuers, tend to be more volatile than the broader market. Many information technology companies depend on patents and other intellectual property; loss, impairment, or adverse enforcement of those rights (or allegations of infringement) could negatively affect their operating results and valuations. Supply-chain constraints, shortages of key inputs, and challenges attracting and retaining specialized talent may further pressure profitability.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF, the Adviser is responsible for daily rebalancing of the Fund's exposure to approximately two times the Underlying ETF and for implementing the Fund's use of derivatives. The Fund expects to obtain leveraged exposure primarily through total return swaps on the Underlying ETF, futures, and/or other derivatives. The Adviser oversees counterparty selection and monitoring, collateral and liquidity management, and the financing and transaction costs associated with such instruments. The Board has approved a derivatives risk management program and appointed a Derivatives Risk Manager who provides regular reports to the Board.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 1.08% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

For clarity, certain costs related to the Fund's use of derivatives (for example, financing charges reflected in swap payments, variation margin on futures, and other transaction-related costs) are not included in the Fund's Total Annual Fund Operating Expenses under the unitary fee. These amounts are embedded in the pricing and performance of the derivatives and therefore reduce the Fund's returns rather than appearing as operating expenses.

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025. In addition to general portfolio management, Mr. Laqua is responsible for the Fund's daily rebalancing and the implementation of derivatives positions designed to maintain exposure equal to approximately 2x the daily performance of the Underlying ETF.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Because the Fund expects to achieve its 2x daily objective primarily through derivatives, the Fund generally expects to effect creations and redemptions in cash rather than in-kind. The Fund may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include the costs of entering into, maintaining, or unwinding derivatives.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ](normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures. Derivative instruments used to obtain leveraged exposure to the Underlying ETF (such as swaps and futures) are valued pursuant to these procedures, which may reference exchange settlement prices, quotations from counterparties or independent pricing sources, or the values of related instruments (for example, the Underlying ETF or another ETF or index designed to provide similar exposure), particularly if market prices or reference values are not available or are not computed as of the U.S. market close.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Because the Fund expects to use derivatives to pursue its investment objective, distributions may include a higher proportion of ordinary income and short-term capital gains than funds that invest directly in equity securities. In some cases the Fund may recognize taxable income without receiving the associated cash at the same time (for example, on certain swaps or futures), which may require the Fund to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Special tax considerations for derivatives and leveraged exposure Investments in derivatives (including swaps, futures, and options) are subject to special and complex U.S. federal income tax rules that can, among other things, affect the timing, character, and amount of income, gains, or losses recognized by the Fund and, in turn, the character of amounts distributed to shareholders. For example, amounts from certain "Section 1256 contracts" (which can include regulated futures and certain options) are generally marked to market at year end and treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. Periodic payments or accruals on swaps are generally treated as ordinary income or loss. The "straddle," "constructive sale," and "wash sale" rules may defer losses or affect holding periods. Because these rules may be uncertain and could change, the Fund's use of derivatives could affect whether it has made sufficient distributions to maintain its qualification as a RIC and avoid fund-level tax. See the SAI for additional information, and consult your tax adviser regarding how these rules may affect you.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

AGI Readiness 2x Daily ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
AGI Readiness 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104, or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
Nuclear Energy & Infrastructure ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

Nuclear Energy & Infrastructure ETF - FUND SUMMARY

Investment Objective
The Nuclear Energy & Infrastructure ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund ("ETF"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S.-listed companies that, in the view of Corgi Strategies, LLC (the "Adviser"), derive a meaningful portion of their revenue from, or have a primary business commitment to, the nuclear energy value chain and the infrastructure that enables it. This includes companies involved in owning or operating nuclear facilities; developing or supplying reactors and related technologies (including small modular reactors); providing fuel-cycle services; and engineering, construction, or grid and transmission equipment that supports nuclear power and related energy infrastructure. This 80% policy is based on the value of the Fund's direct investments and indirect economic exposures and may be changed upon 60 days' prior written notice to shareholders.

Because the Fund is focused on a single theme -- companies positioned to benefit from investment in and the build-out of nuclear energy and related infrastructure -- the Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in the industry or group of industries associated with nuclear energy and related infrastructure.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in Nuclear Energy & Infrastructure Companies Risk. Because the Fund focuses on companies that, in the assessment of the Advisor, have substantial involvement in the nuclear energy ecosystem and the infrastructure that enables it, the Fund will also be concentrated in this area. Accordingly, the Fund's returns will depend to a greater extent on the business, regulatory, and market conditions affecting nuclear power and related infrastructure than would the returns of a more broadly diversified fund. Issuers in these industries can be materially influenced by changes in governmental or quasi-governmental policies and approvals (including licensing, siting, safety, waste management, decommissioning, and export restrictions), shifts in public sentiment following actual or perceived safety incidents, project delays or cost escalations for new construction or life-extension programs, and evolving demand for reliable, baseload electricity. Actual or potential accidents, natural catastrophes, cyber or physical security events, terrorism-related concerns, or heightened regulatory oversight may result in forced outages or early closures, higher operating or capital requirements, or the deferral or cancellation of planned projects, any of which could adversely affect companies included in the Fund.

Control and Dual-Class Share Structures Risk. Some Nuclear Energy & Infrastructure issuers may employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Industry and Supply-Chain Risk. Companies operating in the nuclear energy and related infrastructure industries rely on a relatively small number of specialized suppliers, facilities, and jurisdictions for key inputs, services, and equipment. Uranium mining and processing, enrichment and fuel fabrication, and certain long-lead-time components for reactors and grid upgrades are concentrated among a limited set of providers or in a few producing countries. Disruptions at any stage of this chain -- including labor disputes, equipment failures, shortages of required reagents or power, extreme weather, transportation bottlenecks, export controls, sanctions, or political instability in producing regions -- can reduce supply and increase costs for issuers in the Fund. In some cases, alternative sources may not be immediately available or may be available only at significantly higher prices, which can adversely affect margins, project viability, or delivery schedules.

Infrastructure and Engineering Services Companies Risk. To the extent the Fund invests in companies that provide engineering, procurement and construction ("EPC"), project management, maintenance, or other specialized technical services to nuclear facilities or to power, transmission and related infrastructure projects, the Fund will be exposed to the risks of those businesses. Such companies typically operate on a project-by-project basis and tend to be cyclical, so their revenues and earnings can fluctuate with the pace of contract awards, the capital-expenditure plans of key customers, and the availability of government or utility funding. A slowdown, postponement, or cancellation of nuclear plant builds, life-extension efforts, grid-modernization initiatives, or other large-scale energy projects -- including as a result of permitting or siting hurdles, changes in energy policy, rising input or labor costs, or weaker demand expectations -- may reduce project pipelines and compress margins for these issuers.

Interest Rate and Financing Cost Risk. To the extent the Fund invests in companies operating in capital-intensive parts of the nuclear energy and infrastructure ecosystem -- including generation, grid and transmission upgrades, long-lead engineering projects, and fuel-cycle facilities -- and therefore depend on access to debt and project financing. When interest rates rise or credit spreads widen, the cost of issuing new debt or refinancing existing obligations generally increases. Higher financing costs can reduce the number of projects that are economically viable, delay final investment decisions, or lower expected returns on equity for utilities, infrastructure developers, and EPC/service providers. Issuers with significant variable-rate debt, near-term maturities, or large committed capital programs may be especially sensitive, which can in turn adversely affect the value of the Fund's investments.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Liquidity Risk. Because the Fund may include smaller or less frequently traded Nuclear Energy & Infrastructure-related issuers the Fund may at times be unable to buy or sell portfolio securities at desirable prices or sizes. This may increase the Fund's transaction costs and cause the Fund's returns to differ from those of the Underlying ETF.

Mid- and Small-Capitalization Companies Risk.

To gain exposure to the Nuclear Energy & Infrastructure value chain, the Fund may include mid- or smaller-cap issuers. These companies can be more volatile and less liquid, may have narrower product lines or customer bases, and can be more sensitive to project delays than larger companies.

Nuclear Energy & Infrastructure Demand Risk. The growth and profitability of companies in the Fund depend on the scope and pace of demand for nuclear power and the supporting infrastructure. If utilities, governmental bodies, or large end users scale back or postpone nuclear generation--due to lower wholesale power prices, the emergence of cheaper competing sources (including natural gas or certain renewables), improvements in energy efficiency, revisions to climate or decarbonization targets, or public resistance--anticipated spending on nuclear facilities, fuel-cycle activities, and associated grid or transmission upgrades may be reduced. Because nuclear projects typically involve long development timelines and significant upfront capital, even relatively small downward adjustments to national energy strategies or utility resource plans can result in project cancellations or multi-year deferrals, which could adversely affect companies represented in the Fund.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Fund and does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Fund.

Premium/Discount to NAV Risk. Shares of the Fund trade on an exchange at market prices, which may be above (a premium) or below (a discount) the Fund's net asset value ("NAV"). Market prices for the Fund's shares fluctuate in response to changes in the value of the Fund's holdings, supply and demand for the shares, and other market factors. Premiums and discounts may be greater during periods of market volatility, reduced trading activity, or disruptions affecting the Fund's underlying portfolio or the market for its shares.

Sector/Industry Focus Risk. Nuclear Energy & Infrastructure issuers may cluster in particular sectors or industries. To the extent the Underlying ETF becomes concentrated in one or more sectors or industries, the Fund's exposure will reflect that concentration. As a result, the Fund may be more sensitive to adverse economic, regulatory, political, or other developments affecting those sectors or industries than a fund that is more diversified across sectors and industries.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Companies in the Fund may rely on specialized nuclear, grid, or industrial technologies that can be displaced by newer, more efficient, or more cost-effective solutions (including advanced/small modular reactors, alternative fuel-cycle approaches, or next-generation transmission and monitoring equipment). Issuers that are slow to update product lines, fail to meet evolving safety or regulatory standards, or cannot compete with newer designs may experience reduced orders, margin pressure, or loss of market share, which could negatively affect the Fund.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to the global AI/AGI supply chain and may perform differently from broader global Nuclear Energy or infrastructure benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of returns over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Nuclear Energy & Infrastructure ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Nuclear Energy & Infrastructure companies and/or in financial instruments that provide economic exposure to Nuclear Energy & Infrastructure companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective. The risks below could negatively affect the value of your investment in the Fund.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Technology and Product Obsolescence Risk. Companies in the Fund that supply nuclear-reactor designs and components, fuel-cycle technologies, safety and monitoring systems, or grid and transmission equipment may be exposed to changes in technical standards, regulatory requirements, and customer preferences (including the adoption of advanced or small modular reactors and newer fuel or cooling solutions). Firms that do not update their offerings, obtain needed certifications, or invest in next-generation technologies may see demand for legacy products or services decline, may be unable to compete for new-build or life-extension projects, and could lose market share to better-positioned competitors, which may adversely affect the Fund.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ](the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290 .

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Nuclear Energy & Infrastructure ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm
[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Nuclear Energy & Infrastructure ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Ticker: [Ticker Symbol]
Nuclear Energy & Infrastructure 2x Daily ETF
listed on [ ]

PROSPECTUS

[ ]

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

Nuclear Energy & Infrastructure 2x Daily ETF - FUND SUMMARY

Investment Objective
The Nuclear Energy & Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nuclear Energy & Infrastructure ETF. The Fund does not aim to achieve 2x of the Underlying ETF for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund. The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nuclear Energy & Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective for any period other than a single trading day.

Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. The degree of difference will depend on factors that include:

• the magnitude of day-to-day movements in the Underlying ETF,

• the volatility and path of the Underlying ETF's returns, and

• how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's returns relative to 2x the Underlying ETF over time, while strong, steady trends in the Underlying ETF may result in returns that are closer to, or occasionally greater than, two times the Underlying ETF's return for the same period.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Unitary Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an exchange traded fund ("ETF") that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the Nuclear Energy & Infrastructure ETF (the "Underlying ETF").

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Fund constituents, and may also use exchange-traded equity index futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Fund constituents directly.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of AGI Readiness companies included in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to such companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Active Management Risk. The Fund is actively managed and its performance depends on the investment decisions of the Adviser. In managing the Fund, the portfolio managers use their judgment and apply various investment techniques and risk analyses, which may include technology, automated processes, algorithms, and other management systems. These tools and judgments may not operate as intended or may fail to achieve the desired results. If the investments selected and strategies employed do not perform as expected, the Fund may underperform other funds with similar investment objectives and strategies, or may experience losses.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Concentration in Nuclear Energy & Infrastructure Companies Risk. Because the Fund focuses on companies that, in the assessment of the Advisor, have substantial involvement in the nuclear energy ecosystem and the infrastructure that enables it, the Fund will also be concentrated in this area. Accordingly, the Fund's returns will depend to a greater extent on the business, regulatory, and market conditions affecting nuclear power and related infrastructure than would the returns of a more broadly diversified fund. Issuers in these industries can be materially influenced by changes in governmental or quasi-governmental policies and approvals (including licensing, siting, safety, waste management, decommissioning, and export restrictions), shifts in public sentiment following actual or perceived safety incidents, project delays or cost escalations for new construction or life-extension programs, and evolving demand for reliable, baseload electricity. Actual or potential accidents, natural catastrophes, cyber or physical security events, terrorism-related concerns, or heightened regulatory oversight may result in forced outages or early closures, higher operating or capital requirements, or the deferral or cancellation of planned projects, any of which could adversely affect companies included in the the Fund.

Control and Dual-Class Share Structures Risk. Some Nuclear Energy & Infrastructure issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of decisions or controversies.

Correlation Risk. Although the Fund seeks to provide approximately two times (2x) the daily performance of the Underlying ETF, it may not achieve perfect leveraged correlation. Factors such as fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, liquidity constraints, and limitations on or delays in rebalancing can all cause the Fund's performance to deviate from its 2x daily objective.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Equity and Market Risk. The Fund invests in equity securities. Equity prices can fall rapidly and unpredictably because of general market conditions, economic factors or issuer-specific events.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Exchange Listing and Trading Risk. Although Shares are expected to be listed on [ ](the "Exchange"), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund's investments and secondary-market trading.

Holding Period and Compounding Risk. The Fund seeks to provide 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. The Fund does not seek to achieve its stated investment objective for any period longer than a single trading day. Over periods longer than one day, the effects of daily compounding, the path of the Underlying ETF's returns, and the volatility of the Underlying ETF will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF's return for the same period. During volatile or frequently reversing markets, the Fund's returns may be lower than 2x the Underlying ETF's return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Industry and Supply-Chain Risk. Companies operating in the nuclear energy and related infrastructure industries rely on a relatively small number of specialized suppliers, facilities, and jurisdictions for key inputs, services, and equipment. Uranium mining and processing, enrichment and fuel fabrication, and certain long-lead-time components for reactors and grid upgrades are concentrated among a limited set of providers or in a few producing countries. Disruptions at any stage of this chain -- including labor disputes, equipment failures, shortages of required reagents or power, extreme weather, transportation bottlenecks, export controls, sanctions, or political instability in producing regions -- can reduce supply and increase costs for issuers in the Fund. In some cases, alternative sources may not be immediately available or may be available only at significantly higher prices, which can adversely affect margins, project viability, or delivery schedules.

Infrastructure and Engineering Services Companies Risk. To the extent the Fund invests in companies that provide engineering, procurement and construction ("EPC"), project management, maintenance, or other specialized technical services to nuclear facilities or to power, transmission and related infrastructure projects, the Fund will be exposed to the risks of those businesses. Such companies typically operate on a project-by-project basis and tend to be cyclical, so their revenues and earnings can fluctuate with the pace of contract awards, the capital-expenditure plans of key customers, and the availability of government or utility funding. A slowdown, postponement, or cancellation of nuclear plant builds, life-extension efforts, grid-modernization initiatives, or other large-scale energy projects -- including as a result of permitting or siting hurdles, changes in energy policy, rising input or labor costs, or weaker demand expectations -- may reduce project pipelines and compress margins for these issuers.

Interest Rate and Financing Cost Risk. To the extent the Fund invests in companies operating in capital-intensive parts of the nuclear energy and infrastructure ecosystem -- including generation, grid and transmission upgrades, long-lead engineering projects, and fuel-cycle facilities -- and therefore depend on access to debt and project financing. When interest rates rise or credit spreads widen, the cost of issuing new debt or refinancing existing obligations generally increases. Higher financing costs can reduce the number of projects that are economically viable, delay final investment decisions, or lower expected returns on equity for utilities, infrastructure developers, and EPC/service providers. Issuers with significant variable-rate debt, near-term maturities, or large committed capital programs may be especially sensitive, which can in turn adversely affect the value of the Fund's investments.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Leverage Risk. By design, the Fund uses leverage to target 2x the daily performance of the Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in the Underlying ETF may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Liquidity Risk. Because the Fund may include smaller or less frequently traded Nuclear Energy & Infrastructure-related issuers the Fund may at times be unable to buy or sell portfolio securities at desirable prices or sizes. This may increase the Fund's transaction costs and cause the Fund's returns to differ from those of the Underlying ETF.

Mid- and Small-Capitalization Companies Risk.

To gain exposure to the Nuclear Energy & Infrastructure value chain, the Fund may include mid- or smaller-cap issuers. These companies can be more volatile and less liquid, may have narrower product lines or customer bases, and can be more sensitive to project delays than larger companies.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Nuclear Energy & Infrastructure Demand Risk. The growth and profitability of companies in the Fund, depend on the scope and pace of demand for nuclear power and the supporting infrastructure. If utilities, governmental bodies, or large end users scale back or postpone nuclear generation--due to lower wholesale power prices, the emergence of cheaper competing sources (including natural gas or certain renewables), improvements in energy efficiency, revisions to climate or decarbonization targets, or public resistance--anticipated spending on nuclear facilities, fuel-cycle activities, and associated grid or transmission upgrades may be reduced. Because nuclear projects typically involve long development timelines and significant upfront capital, even relatively small downward adjustments to national energy strategies or utility resource plans can result in project cancellations or multi-year deferrals, which could adversely affect companies represented in the Fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Premium/Discount to NAV Risk. Shares of the Fund trade on an exchange at market prices, which may be above (a premium) or below (a discount) the Fund's net asset value ("NAV"). Market prices for the Fund's shares fluctuate in response to changes in the value of the Fund's holdings, supply and demand for the shares, and other market factors. Premiums and discounts may be greater during periods of market volatility, reduced trading activity, or disruptions affecting the Fund's underlying portfolio or the market for its shares.

Sector/Industry Focus Risk. Nuclear Energy & Infrastructure issuers may cluster in particular sectors or industries. To the extent the Underlying ETF becomes concentrated in one or more sectors or industries, the Fund's exposure will reflect that concentration. As a result, the Fund may be more sensitive to adverse economic, regulatory, political, or other developments affecting those sectors or industries than a fund that is more diversified across sectors and industries.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and, in some cases, its continued eligibility for the Fund, potentially leading to removals at reconstitution and additional turnover.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Technology and Product Obsolescence Risk. Companies in the Fund may rely on specialized nuclear, grid, or industrial technologies that can be displaced by newer, more efficient, or more cost-effective solutions (including advanced/small modular reactors, alternative fuel-cycle approaches, or next-generation transmission and monitoring equipment). Issuers that are slow to update product lines, fail to meet evolving safety or regulatory standards, or cannot compete with newer designs may experience reduced orders, margin pressure, or loss of market share, which could negatively affect the Fund.

U.S.-Listed Securities Focus Risk.

Because the Fund is limited to U.S.-listed companies, it may miss non-U.S. issuers that are important to the global AI/AGI supply chain and may perform differently from broader global Nuclear Energy or infrastructure benchmarks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time and will compare the Fund's performance with that of an appropriate benchmark index representing U.S. equity securities of companies involved in data center power and cooling, as well as with a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at [ ].

Management

Investment Adviser: Corgi Strategies LLC serves as investment adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ](the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at [ ].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Nuclear Energy & Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Nuclear Energy & Infrastructure ETF (the "Underlying ETF"). A "single day" is measured from one NAV calculation to the next.

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust II (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Nuclear Energy & Infrastructure companies and/or in financial instruments that provide economic exposure to Nuclear Energy & Infrastructure companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

Manager of Managers Structure

The Fund employs [ ] as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Fund's Daily Objective and Compounding

What the Fund seeks to do. The Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Nuclear Energy & Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to, and should not be expected to, provide 2x the return of the Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. The Fund resets its exposure each trading day to target approximately two times the daily move of the Underlying ETF. Over periods longer than one day, the Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x

Several factors contribute to this difference:

• Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day return of the Underlying ETF.

• Underlying ETF volatility. Higher day-to-day variability in the Underlying ETF generally increases the dispersion between the Fund's multi-day return and 2x the Underlying ETF's multi-day return. The effect tends to be more pronounced as volatility rises.

• Underlying ETF trend. When the Underlying ETF trends steadily in one direction with low volatility, the Fund's multi-day return may be closer to or even exceed 2x the Underlying ETF's multi-day return. In choppy or range-bound markets, the Fund's multi-day return will often be less than 2x.

• Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

• Dividends and corporate actions. Differences between how dividends and corporate events affect the Underlying ETF's value versus the Fund's derivative instruments and other holdings can also impact results.

Important holding period note. The Fund is intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. The Fund achieves exactly 2x of each day's Underlying ETF move before fees and expenses. Even so, the 5-day total return of the Fund does not equal 2x the 5-day total return of the Underlying ETF. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, the Fund's performance would be lower than shown.

Across five days, the Underlying ETF gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 3.0% (about 6.0%).

Additional simulations. The Fund may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

For any scenario analysis that references an assumed volatility rate, an illustrative figure such as 16% may be used, which may reference the approximate 5-year historical annualized volatility of a broad equity index for context. Historical volatility for the Underlying ETF may differ materially from that reference figure.

Key takeaways for investors.

Period	Underlying ETF Level	Underlying ETF Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

• The Fund seeks 2x the daily performance of the Underlying ETF for a single trading day, not for any other period.

• Over time, daily compounding, Underlying ETF volatility, financing costs, and expenses will cause returns to deviate from 2x the Underlying ETF's multi-day return.

• If the Underlying ETF is flat over a period, the Fund will likely lose value due to daily rebalancing, financing costs, and expenses.

• Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Fund

The principal risks are presented in no particular order and not by level of importance. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Fund. Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF before fees and expenses, it is subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Compounding and Daily Rebalancing Risk. The Fund seeks a multiple of the daily return of the Data Center Power & Cooling ETF (the "Underlying ETF"), not the Underlying ETF's return for periods longer than one day. The Fund resets its exposure each trading day to target approximately 2x the Underlying ETF's daily move. As a result, the Fund's performance over periods longer than one day will be the product of its daily returns for each day in the period, which can diverge in amount, and possibly in direction, from 2x the Underlying ETF's return for the same multi-day period. In general, when volatility of the Underlying ETF is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If the Underlying ETF is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can also occur over periods as short as a single day when performance is measured intraday rather than from NAV to NAV.

Correlation Risk. The Fund may not achieve a high degree of correlation with two times (2x) the daily performance of the Underlying ETF for a number of reasons, including, but not limited to, imperfect correlation between the derivative instruments the Fund uses and the Underlying ETF or its holdings; the timing and size of daily rebalancing trades; market disruptions or closures; illiquidity in the markets for instruments used to obtain exposure; financing rates; differences in the treatment of dividends and corporate actions between the Underlying ETF and the Fund's instruments; and the Fund's fees and expenses. Intraday movements in the Underlying ETF, particularly those occurring near the close of trading, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Counterparty Risk. The Fund expects to obtain exposure to the Underlying ETF primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty, clearinghouse, or futures commission merchant may be unwilling or unable to honor its obligations. In such events, the Fund could lose margin or collateral it has posted, experience delays in recovering such amounts, or recover less than the full amount owed. The concentration of clearing services among a small number of firms and clearinghouses may increase this risk. In addition, contractual provisions or applicable resolution regimes could delay, limit, or eliminate the Fund's ability to exercise its remedies against a defaulting counterparty or clearing intermediary.

Derivatives Risk. The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Underlying Fund. Such risks include leverage, imperfect correlation with the Underlying Fund, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ](the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Financing and Cash Management Risk. To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Underlying ETF.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Leverage Risk. By design, the Fund uses leverage to target 2x the daily performance of the Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in the Underlying ETF may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. It may take time for the Fund to attract sufficient assets and for an active secondary market for its shares to develop or be sustained, which could result in wider bid-ask spreads, increased trading costs, or trading at a premium or discount to net asset value.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its performance will be especially sensitive to events or market conditions that significantly affect those sectors or industries. To the extent the Fund (or, for a leveraged fund, the Underlying ETF to which the Fund provides leveraged exposure) becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be adversely affected by adverse economic, regulatory, political, or other developments impacting those sectors or industries.

• Technology and Product Obsolescence Risk. Companies in the Underlying ETF that supply nuclear-reactor designs and components, fuel-cycle technologies, safety and monitoring systems, or grid and transmission equipment may be exposed to changes in technical standards, regulatory requirements, and customer preferences (including the adoption of advanced or small modular reactors and newer fuel or cooling solutions). Firms that do not update their offerings, obtain needed certifications, or invest in next-generation technologies may see demand for legacy products or services decline, may be unable to compete for new-build or life-extension projects, and could lose market share to better-positioned competitors, which may adversely affect the Fund.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at [ ] on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of [ ], has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust II (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

Because the Fund seeks to deliver 2x the daily performance of the Underlying ETF, the Adviser is responsible for daily rebalancing of the Fund's exposure to approximately two times the Underlying ETF and for implementing the Fund's use of derivatives. The Fund expects to obtain leveraged exposure primarily through total return swaps on the Underlying ETF, futures, and/or other derivatives. The Adviser oversees counterparty selection and monitoring, collateral and liquidity management, and the financing and transaction costs associated with such instruments. The Board has approved a derivatives risk management program and appointed a Derivatives Risk Manager who provides regular reports to the Board.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 1.08% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

For clarity, certain costs related to the Fund's use of derivatives (for example, financing charges reflected in swap payments, variation margin on futures, and other transaction-related costs) are not included in the Fund's Total Annual Fund Operating Expenses under the unitary fee. These amounts are embedded in the pricing and performance of the derivatives and therefore reduce the Fund's returns rather than appearing as operating expenses.

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Nicolas S. Laqua, Portfolio Manager, who has served in this role since 2025. In addition to general portfolio management, Mr. Laqua is responsible for the Fund's daily rebalancing and the implementation of derivatives positions designed to maintain exposure equal to approximately 2x the daily performance of the Underlying ETF.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Because the Fund expects to achieve its 2x daily objective primarily through derivatives, the Fund generally expects to effect creations and redemptions in cash rather than in-kind. The Fund may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include the costs of entering into, maintaining, or unwinding derivatives.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ](normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures. Derivative instruments used to obtain leveraged exposure to the Underlying ETF (such as swaps and futures) are valued pursuant to these procedures, which may reference exchange settlement prices, quotations from counterparties or independent pricing sources, or the values of related instruments (for example, the Underlying ETF or another ETF or index designed to provide similar exposure), particularly if market prices or reference values are not available or are not computed as of the U.S. market close.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Because the Fund expects to use derivatives to pursue its investment objective, distributions may include a higher proportion of ordinary income and short-term capital gains than funds that invest directly in equity securities. In some cases the Fund may recognize taxable income without receiving the associated cash at the same time (for example, on certain swaps or futures), which may require the Fund to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Special tax considerations for derivatives and leveraged exposure Investments in derivatives (including swaps, futures, and options) are subject to special and complex U.S. federal income tax rules that can, among other things, affect the timing, character, and amount of income, gains, or losses recognized by the Fund and, in turn, the character of amounts distributed to shareholders. For example, amounts from certain "Section 1256 contracts" (which can include regulated futures and certain options) are generally marked to market at year end and treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. Periodic payments or accruals on swaps are generally treated as ordinary income or loss. The "straddle," "constructive sale," and "wash sale" rules may defer losses or affect holding periods. Because these rules may be uncertain and could change, the Fund's use of derivatives could affect whether it has made sufficient distributions to maintain its qualification as a RIC and avoid fund-level tax. See the SAI for additional information, and consult your tax adviser regarding how these rules may affect you.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

 When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at [ ].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

The Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Nuclear Energy & Infrastructure 2x Daily ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor
[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent
[ ]

Custodian
[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Nuclear Energy & Infrastructure 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104, or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

• Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

• Free of charge from the Fund's Internet website at [ ]; or

• For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. [ ])

SUBJECT TO COMPLETION
Dated [ ]

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

[ ]

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for each of the following series of Corgi ETF Trust II (each, a "Fund" and collectively, the "Funds"): Data Center Power & Cooling ETF, Data Center Power & Cooling 2x Daily ETF, AI Data Center REIT & Infrastructure ETF, AI Data Center REIT & Infrastructure 2x Daily ETF, AGI Readiness ETF, AGI Readiness 2x Daily ETF, Nuclear Energy & Infrastructure ETF and Nuclear Energy & Infrastructure 2x Daily ETF (each Prospectus dated [ ], as it may be supplemented from time to time) (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to [ ], visiting [ ], or writing to Corgi ETF Trust II, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Data Center Power & Cooling ETF, the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness ETF, the AGI Readiness 2x Daily ETF, the Nuclear Energy & Infrastructure ETF and the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "Fund"). This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on: July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act").The Trust is governed by its Board of Trustees (the "Board"). The Data Center Power & Cooling ETF seeks capital appreciation. The Data Center Power & Cooling 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Data Center Power & Cooling ETF. The AI Data Center REIT & Infrastructure ETF seeks capital appreciation. The AI Data Center REIT & Infrastructure 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the AI Data Center REIT & Infrastructure ETF. The AGI Readiness ETF seeks capital appreciation. The AGI Readiness 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the AGI Readiness ETF. The Nuclear Energy & Infrastructure ETF seeks capital appreciation. The Nuclear Energy & Infrastructure 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Nuclear Energy & Infrastructure ETF. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on [ ] (the "Exchange") and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "Fund") expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each such Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover each Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Use of derivatives by each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "Fund") is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages each Fund's derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, each Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. Each Fund intends to use the corresponding unlevered ETF bearing the same name (without the "2x Daily" designation) as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and each Fund's compliance.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Special Considerations for the Data Center Power & Cooling 2x Daily ETF, AI Data Center REIT & Infrastructure 2x Daily ETF, AGI Readiness 2x Daily ETF and Nuclear Energy & Infrastructure 2x Daily ETF

• Daily Objective and Compounding. The Fund seeks 2x the daily performance of its corresponding unlevered ETF (the "Reference Fund") and resets exposure each trading day. Over periods longer than a day, the Fund's results reflect the compounding of daily returns and the path of daily moves in the Reference Fund and will usually differ from 2x the Reference Fund's return for the same period.

• Volatility Effect. Generally, higher day-to-day volatility in the Reference Fund increases the divergence between the Fund's multi-day results and 2x the Reference Fund's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.

• Correlation and Rebalancing. The Fund may not achieve perfect correlation to 2x the Reference Fund's daily performance for reasons that include derivative pricing and liquidity, intraday movements in the Reference Fund (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.

• Financing and Cash Management. The Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. The Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.

• Counterparty and Clearinghouse Exposure. The Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.

• Use of ETF-Linked Swaps. To the extent the Fund uses swaps referencing the Reference Fund (or another ETF or instrument providing similar exposure), tracking differences between the instrument and the Reference Fund can add an additional source of correlation error.

• Not a Buy-and-Hold Substitute. The Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Fund does not expect to borrow, it may do so to the extent allowed by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. Any borrowing would be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If the Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF, equity exposure is typically obtained indirectly through derivatives that reference its reference fund rather than through direct holdings.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Data Center Power & Cooling 2x Daily ETF, AI Data Center REIT & Infrastructure 2x Daily ETF, AGI Readiness 2x Daily ETF and Nuclear Energy & Infrastructure 2x Daily ETF
Each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "Fund") seeks daily investment results, before fees and expenses, that correspond to 2x of the daily performance of its applicable reference fund. To pursue this objective, the Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause the Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of the Reference fund for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

• Swap Agreements. Each Fund may enter into total return swaps and other swap contracts that reference its Underlying ETF or an exchange-traded fund designed to track its Underlying ETF (or a similar ETFs). Swaps typically require the Fund to exchange periodic payments based on the performance of the reference asset for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, the Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help the Fund maintain its target exposure.

• Futures Contracts. Each Fund may use exchange-traded futures on broad equity indexes or on exchange-traded funds designed to track such indexes to obtain or adjust exposure. Futures require initial and variation margin and are marked to market daily. Futures may reference broad equity indexes or exchange-traded funds that seek to track such indexes, including contracts traded on U.S. exchanges. Positions are subject to exchange and clearinghouse margin requirements and may be subject to exchange or regulatory position limits. Each Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

• Options. Each Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the reference asset and to time decay. Each Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.

• Money Market Instruments and Short-Term Investments. The Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent the Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.

• Securities Lending. See Securities Lending below for a fuller discussion. If the Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.

• Daily Rebalancing and Compounding. To seek 2x of its Underlying ETF's daily return, each Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, a Fund's return over periods longer than one day is likely to differ from 2x the return of its Underlying ETF for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of the Underlying ETF moves.

• Derivatives Risk Management and Rule 18f-4. Each Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, each Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and each Fund will be subject to a value-at-risk (VaR) limit. Generally, a Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).

• Commodity Interests and CFTC Matters. To the extent any of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF or the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "Fund") invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

The Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Fund may invest in exchange-traded funds to obtain exposure to the Underlying ETF or to a substantially similar ETF, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the underlying constituents directly.

Money Market Funds

The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Certain money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Fund seeks to remain fully invested in accordance with its principal strategies. In adverse market, economic, political, or other conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed for the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

• 1. Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

• 2. Make loans, except to the extent permitted under the 1940 Act.

• 3. Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

• 4. Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

• 5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

• 6. Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except to the extent that the Fund's principal investment strategies result in concentration in an industry or group of related industries. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other series of the Trust.

For each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF, the Fund will generally treat exposure obtained through derivatives referencing its corresponding unlevered ETF as exposure to the industries represented in that ETF's portfolio, typically in proportion to the notional exposure of those derivatives.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.
The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Matthew A. Kiflu currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust II, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)
Matthew A. Kiflu (Born: 2000)	Lead Independent Trustee	Indefinite term; since 2025	8	Founder and Chief Executive Officer, Egress Health (2023-2025); Investment Banking Analyst, Lazard (2023).
William P. McCrea (Born: 2000)	Trustee	Indefinite term; since 2025	8	Cybersecurity Engineer, Arctic Wolf Networks (2023-2025); Information Security and Compliance Analyst, IWCO (2023).
Jacob A. Kiflu (Born: 2005)	Trustee	Indefinite term; since 2025	8

Undergraduate student in Philosophy, Harvard University (2025-2029); Youth Representative, Minnesota House of Representatives; Legislative advocate contributing to youth- and education-focused policy initiatives in Minnesota (2019-2024).

Interested Trustees(4)
Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	2

Chair; Interested Trustee, Corgi ETF Trust I (since 2025); Chair; Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	2

Interested Trustee, Corgi ETF Trust I (since 2025); Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

• (1) Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

• (2) "Fund Complex" refers to the series of Corgi ETF Trust II and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").

• (3) "Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.

• (4) Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee should serve based on the following, among other factors:

• Matthew A. Kiflu. The Board has concluded that Mr. Kiflu should serve as a Trustee because of his leadership founding and operating a healthcare technology company and his prior experience in investment banking. As Founder and Chief Executive Officer of Egress Health, Mr. Kiflu led the development of data-driven revenue cycle and care management solutions that leveraged automation and artificial intelligence to improve efficiency and reduce costs for healthcare organizations.Previously, as an Investment Banking Analyst at Lazard, Mr. Kiflu advised clients on mergers and acquisitions, capital structure, and strategic alternatives across healthcare and technology sectors, developing expertise in financial modeling, valuation, and transaction execution. The Board believes Mr. Kiflu's combined experience in healthcare technology and finance equips him to provide valuable oversight in areas including financial management, operational risk, valuation and fair-value processes, technology governance, and business continuity. His background in both investment banking and entrepreneurial leadership brings a distinctive perspective on innovation, strategic growth, and fiduciary responsibility to the Trust.

• William P. McCrea. The board has concluded that Mr. McCrea should serve as a Trustee because of his leadership implementing and operating comprehensive risk management programs and his prior experience in governance, risk, compliance, and information security. In roles including Cybersecurity Engineer at Arctic Wolf Networks and Information Security and Compliance Analyst at IWCO, Mr. McCrea developed and managed risk reduction programs that ensured business continuity and continued regulatory compliance for organizations across the finance, healthcare, manufacturing, education, and information technology sectors. The board believes Mr. McCrea's combined experience in information technology, enterprise risk management, and regulatory compliance equip him to provide operational and technological risk oversight and oversee business continuity. His background in cybersecurity and information technology brings a unique perspective on financial, operational, human, and technological threat management with respect to the Trust.

• Jacob A. Kiflu. The Board has concluded that Mr. Kiflu should serve as a Trustee because of his leadership in public policy and his contributions to education reform in the State of Minnesota. As a Youth Representative in the Minnesota House of Representatives, Mr. Kiflu worked closely with legislators and committee staff to help develop and promote policies designed to expand educational access, strengthen civic participation, and improve outcomes for underserved communities. In addition to his policy experience, Mr. Kiflu is pursuing an undergraduate degree in Philosophy at Harvard University. His studies have informed a disciplined, ethics-driven approach to leadership and governance, reinforcing his commitment to thoughtful decision-making and public accountability. The Board believes that Mr. Kiflu's combination of legislative experience and formal education equips him to contribute meaningfully to the Trust's oversight and governance functions. His background demonstrates a consistent dedication to transparency, stakeholder engagement, and principled leadership - qualities that strengthen the Trust's mission and its long-term strategic direction.

• Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes his service as Chair and Interested Trustee of Corgi ETF Trust I since 2025, his service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

• Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including her service as an Interested Trustee of Corgi ETF Trust I since 2025, her service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of William P. McCrea (Chair), Jacob A. Kiflu, and Matthew A. Kiflu. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of William P. McCrea (Chair), Jacob A. Kiflu, and Matthew A. Kiflu. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust II, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations and no Shares were outstanding. As of [ ], no Trustee owned Shares of any series of the Trust.

As of [ ], none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

The Trustees have agreed to receive no compensation for their service on the Board or its committees. Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. Because no compensation is paid, the table below reflects $0 for each Trustee for the fiscal year ending December 31, 2025. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0
Independent Trustees
Jacob A. Kiflu	$0	$0
Matthew A. Kiflu	$0	$0
William P. McCrea	$0	$0

(1) Compensation is based on estimated amounts for the fiscal year ending December 31, 2025. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, the Funds had not commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov .

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to [ ], (2) on the Funds' website at [ ] and (3) on the SEC's website at www.sec.gov .

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly, based on the Fund's average daily net assets. The Adviser currently charges 0.49% to each non-leveraged Fund and 1.08% to each 2x Fund. The specific fee rate for each Fund is set forth in Schedule A to the Advisory Agreement and may be amended from time to time in accordance with Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Nicolas S. Laqua, a portfolio manager of the Adviser (the "Portfolio Manager"). The Portfolio Manager is not responsible for any other accounts as of [ ].

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, the Funds had not commenced operations and no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Data Center Power & Cooling ETF, the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness ETF, the AGI Readiness 2x Daily ETF, the Nuclear Energy & Infrastructure ETF and the Nuclear Energy & Infrastructure 2x Daily ETF. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years. Portfolio managers do not receive compensation from index licensing revenue related to any Index.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust expects to enter into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, CO 80290 .

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at [ ]. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF (each, a "2x Fund"), daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust II (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible brokerdealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the brokerdealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or overthecounter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the overthecounter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single brokerdealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a goodfaith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, thirdparty softdollar arrangements and does not receive proprietary research from fullservice brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from brokerdealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular brokerdealers (as defined in Rule 10b1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not commenced operations prior to the date of this SAI.

No brokerage commission information is provided since the Funds had not commenced operations prior to the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF rebalances exposure daily and primarily uses derivatives, its portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Fund's primary listing exchange (the "Exchange") is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF in light of each such Fund's use of derivatives to achieve its objective. From time to time, any such Fund may require all-cash creations and/or redemptions. Cash transactions may cause the Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations). For each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF, which may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect the Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Data Center Power & Cooling ETF ("[Ticker]")	$300	2.00%
AI Data Center REIT & Infrastructure ETF ("[Ticker]")	$300	2.00%
AGI Readiness ETF ("[Ticker]")	$300	2.00%
Nuclear Energy & Infrastructure ETF ("[Ticker]")	$300	2.00%
Data Center Power & Cooling 2x Daily ETF ("[Ticker]")	$500	3.00%
AI Data Center REIT & Infrastructure 2x Daily ETF ("[Ticker]")	$500	3.00%
AGI Readiness 2x Daily ETF ("[Ticker]")	$500	3.00%
Nuclear Energy & Infrastructure 2x Daily ETF ("[Ticker]")	$500	3.00%

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Data Center Power & Cooling ETF ("[Ticker]")	$300	2.00%
AI Data Center REIT & Infrastructure ETF ("[Ticker]")	$300	2.00%
AGI Readiness ETF ("[Ticker]")	$300	2.00%
Nuclear Energy & Infrastructure ETF ("[Ticker]")	$300	2.00%
Data Center Power & Cooling 2x Daily ETF ("[Ticker]")	$500	3.00%
AI Data Center REIT & Infrastructure 2x Daily ETF ("[Ticker]")	$500	3.00%
AGI Readiness 2x Daily ETF ("[Ticker]")	$500	3.00%
Nuclear Energy & Infrastructure 2x Daily ETF ("[Ticker]")	$500	3.00%

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.
The investments in derivatives of each of the Data Center Power & Cooling 2x Daily ETF, the AI Data Center REIT & Infrastructure 2x Daily ETF, the AGI Readiness 2x Daily ETF and the Nuclear Energy & Infrastructure 2x Daily ETF are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after a Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust's Annual Certified Shareholder Report at no charge by email to [ ] or by visiting the Trust's website at [ ].

CORGI ETF TRUST II

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust of Corgi ETF Trust II (the "Trust" or the "Registrant") - filed herewith.
(a)(ii)	Reserved.
(a)(iii)	Agreement and Declaration of Trust - filed herewith.
(b)	By-Laws - filed herewith.
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)	Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC - to be filed by subsequent amendment.
(d)(ii)	Investment Sub-Advisory Agreement between Corgi Strategies, LLC and [ ] - to be filed by subsequent amendment.
(e)(i)	Distribution Agreement between the Trust and [ ] - to be filed by subsequent amendment.
(e)(ii)	Form of Authorized Participant Agreement - filed by subsequent amendment.
(f)	Not applicable.
(g)	Custodian Agreement between the Trust and [ ] - to be filed by subsequent amendment.
(h)(i)	Fund Administration Servicing Agreement between the Trust and [ ] - to be filed by subsequent amendment.
(h)(ii)	Fund Accounting Servicing Agreement between the Trust and [ ] - to be filed by subsequent amendment.
(h)(iii)	Transfer Agent Agreement between the Trust and [ ] - to be filed by subsequent amendment.
(h)(iv)	Not applicable.
(i)	Opinion and Consent of Counsel - to be filed by subsequent amendment.
(j)	Not applicable.
(k)	Not applicable.
(l)	Form of Subscription Agreement - to be filed by subsequent amendment.
(m)	Rule 12b-1 Plan - filed herewith.
(n)	Not applicable.
(o)	Reserved.
(p)(i)	Joint Code of Ethics for the Registrant and Corgi Strategies, LLC - filed herewith.
(p)(ii)	Code of Ethics for Sub-Adviser - to be filed by subsequent amendment.
(q)	Powers of Attorney - to be filed by subsequent amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212
This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

[ ] (Sub-Adviser) - SEC File No. [ ]

Information regarding the business and other connections of the sub-adviser is set forth in its Form ADV on file with the SEC and incorporated by reference. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the adviser and sub-adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a) The list of investment companies (other than the Funds) for which the Distributor also serves as principal underwriter, depositor, or investment adviser will be filed by subsequent amendment.
(b) Information regarding the Distributor's directors, officers, or partners who hold positions with the Distributor and with the Funds will be filed by subsequent amendment.
(c) No commissions or other compensation have been received, directly or indirectly, from the Funds, which are new and have not commenced operations.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]
Registrant's Principal Underwriter	[ ]
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104
Registrant's Sub-Adviser	[ ] [ ] [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on [ ].

Corgi ETF Trust II
/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on [ ].

Signature	Title
/s/ Emily Z. Yuan Emily Z. Yuan	President and Principal Executive Officer; Trustee
/s/ Nicolas S. Laqua Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer; Principal Accounting Officer (Treasurer)
/s/ Matthew A. Kiflu Name	Lead Independent Trustee
/s/ Jacob A. Kiflu Name	Trustee
/s/ William P. McCrea Name	Trustee